As filed with the Securities and Exchange Commission on December 4, 2015

Securities Act File No. 333-148826
Investment Company Act File No. 811-22175

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]
Post Effective Amendment No. 260	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 261	[X]

(Check appropriate box or boxes)

ALPS ETF TRUST
 (Exact Name of Registrant as Specified in its Charter)

1290 Broadway
Suite 1100
Denver, Colorado 80203
  (Address of Principal Executive Offices)

(303) 623-2577
  Registrant's Telephone Number

Abigail Murray, Esq.
ALPS Fund Services, Inc.
1290 Broadway
Suite 1100
Denver, Colorado 80203
   (Name and Address of Agent for Service)

Copy to:
Stuart M. Strauss, Esq.
Dechert LLP
1095 Avenue of the Americas
 New York, New York 10036

It is proposed that this filing will become effective:

[ ]	Immediately upon filing pursuant to paragraph (b)
[ ]	On (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[X]	75 days after filing pursuant to paragraph (a)(2)
[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The information in this Prospectus is not complete and may be changed. Shares of the Funds may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Preliminary Prospectus	Subject to Completion	December 4, 2015

ALPS ETF TRUST

RiverFront Dynamic US Dividend Advantage ETF (NYSE ARCA: ___)
RiverFront Dynamic US Flex-Cap ETF  (NYSE ARCA: ___)

PROSPECTUS

[_________], 2016

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

SUMMARY SECTION

RiverFront Dynamic US Dividend Advantage ETF (the "Fund")

Investment Objective

The Fund seeks to provide capital appreciation and dividend income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares").  Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.  These costs are not included in the expense example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management fees	%
Other expenses[1]	%
[Acquired fund fees and expenses]	%
Total annual Fund operating expenses	%
[1]	"Other expenses" are based on estimated amounts for the current fiscal year and are calculated as a percentage of the Fund's net assets.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year.

	One Year	Three Years
Although your actual costs may be higher or lower, based on these assumptions your costs would be:	$	$

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund's performance.  Because the Fund is newly organized, there is no portfolio turnover to report.

Principal Investment Strategies

Under normal market conditions, the Fund will seek to achieve its investment objective by investing primarily in a portfolio of equity securities of publicly traded U.S. companies with the potential for dividend growth.  Equity securities include common stocks and shares of beneficial interest of real estate investment trusts ("REITs").

In selecting the Fund's portfolio securities, RiverFront Investment Group, LLC, the Fund's sub-adviser ("RiverFront" or the "Sub-Adviser"), assembles a portfolio of eligible securities based on several core attributes, including, but not limited to, value, quality and momentum. The Sub-Adviser will consider multiple proprietary factors within each core attribute, such as the price-to-book value of a security when determining value, a company's cash as a percentage of the company's market capitalization when determining quality and a security's three month relative price change when determining momentum. Additionally, within a given sector, security selection will emphasize companies offering a meaningful dividend yield premium over alternative investments within that sector. This dividend yield emphasis is subject to quality screens intended to limit exposure to companies whose financial characteristics suggest the potential for dividend cuts. The Sub-Adviser then assigns each qualifying security a score based on its core attributes, including its dividend growth score, and selects the individual securities with the highest scores for investment. In doing so, the Sub-Adviser utilizes its proprietary optimization process to maximize the percentage of high-scoring securities included in the portfolio. The Sub-Adviser will also consider the market capitalization of the companies in which the Fund may invest, the potential for dividend income, and the trading volume of a company's shares in the secondary market.

The Fund may invest in small, mid and large capitalization companies. The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. issuers. The Fund considers a "U.S. issuer" to be one (i) domiciled or with a principal place of business or primary securities trading market in the United States, or (ii) that derives a substantial portion of its total revenues or profits from the United States.

The Fund may also invest in other exchange-traded funds ("ETFs") and/or closed-end funds which invest in equity securities.  To the extent permitted under applicable law, percentage limitations described in this prospectus are generally as of the time of investment by the Fund and may be exceeded on a going-forward basis as a result of market fluctuations affecting the Fund's portfolio securities.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Principal Investment Risks

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.  The following specific risk factors have been identified for the Fund.  See also the sections "Additional Information about the Fund's Principal Investment Risks" and "Additional Risk Considerations" for additional information about the Fund's risk factors.

Investment Risk.  An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Small and Mid Capitalization Company Risk. Investments in securities of small and mid capitalization companies are subject to the risks of common stocks. Investments in smaller companies may involve greater risks because these companies generally have a limited track record. Smaller companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund's portfolio.

Dividend-Paying Stock Risk. The Fund's emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend. An issuer of a security may also be unable or unwilling to make dividend payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

Financial Services Sector Risk.  The financial services sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. In addition, the deterioration of the credit markets starting in late 2007 generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. In particular, events in the financial sector in late 2008 resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. This situation has created instability in the financial markets and caused certain financial services companies to incur large losses.

Risk of Investment in Other Investment Companies.  Subject to the limitations set forth in the 1940 Act, or as otherwise permitted by the Securities and Exchange Commission (the "SEC"), the Fund may acquire shares in other investment companies, including ETFs.  The market value of the shares of other investment companies may be less than their net asset values ("NAVs").  As an investor in investment companies, the Fund would bear its ratable share of that entity's expenses, while continuing to pay its own advisory and administration fees and other expenses, causing Fund shareholders to absorb duplicate levels of fees with respect to investments in other investment companies.

Equity Risk. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Real Estate Investment Risk. The Fund invests in companies in the real estate industry, including REITs. Therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, possible declines in the value of real estate, adverse changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds (including changes in interest rates), the impact of changes in environmental laws, overbuilding in a real estate company's market, and environmental problems.
3

REIT Investment Risk. In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities.

Market Risk. Market conditions may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels and political events affect the securities and derivatives markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money. The financial crisis in the U.S. and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's portfolio securities, the Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Non-Diversified Fund Risk.  The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Fluctuation of Net Asset Value.  The NAV of the Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings.  The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the NYSE Arca, Inc. (the "NYSE Arca").  The Sub-Adviser cannot predict whether the Shares will trade below, at or above their NAV.  Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund's holdings trading individually or in the aggregate at any point in time.  In addition, unlike conventional ETFs, the Fund is not an index fund.  The Fund is actively managed and does not seek to replicate the performance of a specified index.  Index based ETFs have generally traded at prices which closely correspond to NAV per Share.  Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

Growth Investment Risk. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings.
4

Liquidity Risk. The Fund may invest in equity securities that may have limited liquidity despite being listed on a securities exchange. Equity securities that are less liquid or that trade less can be more difficult or more costly to buy, or to sell, compared to other more liquid or active investments. This liquidity risk is a factor of the trading volume of a particular security, as well as the size and liquidity of the market for such security. The prices at which the equity securities are held in the Fund will be adversely affected if trading markets for the equity securities are limited or absent.

Momentum Investing Risk. The Fund may employ in part a momentum style methodology that emphasizes selecting securities that have had higher recent price performance compared to other securities. The Fund may be subject to more risk because securities in which the Fund invests based on momentum may be more volatile than a broad cross-section of securities or the returns on securities that have previously exhibited price momentum are less than returns on other styles of investing or the overall stock market. Momentum can turn quickly and cause significant variation from other types of investments.

New Fund Risk. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Also, during the initial invest-up period, the Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents or it may hold cash.

Value Investing Risk. Value securities may present risks in addition to the general risks associated with investing in securities. These securities are selected on the basis of an issuer's business and economic fundamentals or a security's current credit profile, relative to current market practice. Disciplined adherence to a value investment style during a period in which that style is out of favor can result in significant underperformance relative to overall market indices and other managed investment vehicles that pursue, for example, growth style investments and/or flexible investment styles.

Fund Performance

As of the date of this Prospectus, the Fund has not commenced  investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

Investment Adviser and Sub-Adviser

ALPS Advisors, Inc. is the investment adviser to the Fund ("ALPS Advisors" or the "Adviser").  RiverFront is the Sub-Adviser to the Fund.

Portfolio Managers

Michael Jones, Chairman and Chief Investment Officer, CFA, Doug Sandler, Chief US Equity Officer, CFA, Adam Grossman, Chief Global Equity Officer, CFA,  Kevin Nicholson, Chief Risk Officer, CFA,  Chris Konstantinos, Director of International Portfolio Management, CFA, Sam Turner, Director of US Equity, CMT, and Scott Hays, Quantitative Portfolio Manager, of RiverFront, are the co-portfolio managers of the Fund. Each has served as a portfolio manager of the Fund since its inception.
5

Purchase and Redemption of Shares

The Trust will issue and redeem Shares at NAV only in a large specified number of Shares called a "Creation Unit" or multiples thereof. A Creation Unit consists of [50,000] Shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by ALPS Portfolio Solutions Distributor, Inc. (the "Distributor").

Individual Shares of the Fund may only be purchased and sold in secondary market transactions through brokers. Shares of the Fund listed for trading on NYSE Arca under the trading symbol [___], and because Shares will trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than or less than NAV.

Tax Information

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.
6

SUMMARY SECTION

RiverFront Dynamic US Flex-Cap ETF  (the "Fund")

Investment Objective

The Fund seeks to provide capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares").  Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.  These costs are not included in the expense example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management fees	%
Other expenses[1]	%
[Acquired fund fees and expenses]	%
Total annual Fund operating expenses	%
[1]	"Other expenses" are based on estimated amounts for the current fiscal year and are calculated as a percentage of the Fund's net assets.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year.

	One Year	Three Years
Although your actual costs may be higher or lower, based on these assumptions your costs would be:	$	$

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund's performance.  Because the Fund is newly organized, there is no portfolio turnover to report.
7

Principal Investment Strategies

Under normal market conditions, the Fund will seek to achieve its investment objective by investing primarily in a portfolio of equity securities of publicly traded U.S. companies.  Equity securities include common stocks and shares of beneficial interest of real estate investment trusts ("REITs").

In selecting the Fund's portfolio securities, RiverFront Investment Group, LLC, the Fund's sub-adviser ("RiverFront" or the "Sub-Adviser"), assembles a portfolio of eligible securities based on several core attributes, including, but not limited to, value, quality and momentum. The Sub-Adviser will consider multiple proprietary factors within each core attribute, such as the price-to-book value of a security when determining value, a company's cash as a percentage of the company's market capitalization when determining quality and a security's three month relative price change when determining momentum. The Sub-Adviser then assigns each qualifying security a score based on its core attributes and selects the individual securities with the highest scores for investment. In doing so, the Sub-Adviser utilizes its proprietary optimization process to maximize the percentage of high-scoring securities included in the portfolio. The Sub-Adviser will also consider the market capitalization of the companies in which the Fund may invest, and the trading volume of a company's shares in the secondary market.

The Fund may invest in small, mid and large capitalization companies. The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of U.S. issuers. The Fund considers a "U.S. issuer" to be one (i) domiciled or with a principal place of business or primary securities trading market in the United States, or (ii) that derives a substantial portion of its total revenues or profits from the United States.

The Fund may also invest in other exchange-traded funds ("ETFs") and/or closed-end funds which invest in equity securities.To the extent permitted under applicable law, percentage limitations described in this prospectus are generally as of the time of investment by the Fund and may be exceeded on a going-forward basis as a result of market fluctuations affecting the Fund's portfolio securities.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Principal Investment Risks

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.  The following specific risk factors have been identified for the Fund.  See also the sections "Additional Information about the Fund's Principal Investment Risks" and "Additional Risk Considerations" for additional information about the Fund's risk factors.

Investment Risk.  An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Financial Services Sector Risk.  The financial services sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. In addition, the deterioration of the credit markets starting in late 2007 generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. In particular, events in the financial sector in late 2008 resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. This situation has created instability in the financial markets and caused certain financial services companies to incur large losses.
8

Risk of Investment in Other Investment Companies.  Subject to the limitations set forth in the 1940 Act, or as otherwise permitted by the Securities and Exchange Commission (the "SEC"), the Fund may acquire shares in other investment companies, including ETFs.  The market value of the shares of other investment companies may be less than their net asset values ("NAVs").  As an investor in investment companies, the Fund would bear its ratable share of that entity's expenses, while continuing to pay its own advisory and administration fees and other expenses, causing Fund shareholders to absorb duplicate levels of fees with respect to investments in other investment companies.

Equity Risk. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Real Estate Investment Risk. The Fund invests in companies in the real estate industry, including REITs. Therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, possible declines in the value of real estate, adverse changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds (including changes in interest rates), the impact of changes in environmental laws, overbuilding in a real estate company's market, and environmental problems.

REIT Investment Risk. In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities.

Issuer-Specific Risk.  The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than that of larger issuers.
9

Small and Mid Capitalization Company Risk. Investments in securities of small and mid capitalization companies are subject to the risks of common stocks. Investments in smaller companies may involve greater risks because these companies generally have a limited track record. Smaller companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund's portfolio.

Market Risk. Market conditions may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels and political events affect the securities and derivatives markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money. The financial crisis in the U.S. and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's portfolio securities, the Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Non-Diversified Fund Risk.  The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Fluctuation of Net Asset Value.  The NAV of the Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings.  The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the NYSE Arca, Inc. (the "NYSE Arca").  The Sub-Adviser cannot predict whether the Shares will trade below, at or above their NAV.  Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund's holdings trading individually or in the aggregate at any point in time.  In addition, unlike conventional ETFs, the Fund is not an index fund.  The Fund is actively managed and does not seek to replicate the performance of a specified index.  Index based ETFs have generally traded at prices which closely correspond to NAV per Share.  Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

Risk of Cash Transactions. In certain instances, unlike most ETFs, the Fund may effect creations and redemptions partly or wholly for cash, rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its Shares principally in-kind, will be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of the Fund's Shares than for more conventional ETFs.

Growth Investment Risk. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings.
10

Liquidity Risk. The Fund may invest in equity securities that may have limited liquidity despite being listed on a securities exchange. Equity securities that are less liquid or that trade less can be more difficult or more costly to buy, or to sell, compared to other more liquid or active investments. This liquidity risk is a factor of the trading volume of a particular security, as well as the size and liquidity of the market for such security. The prices at which the equity securities are held in the Fund will be adversely affected if trading markets for the equity securities are limited or absent.

Momentum Investing Risk. The Fund may employ in part a "momentum" style methodology that emphasizes selecting securities that have had higher recent price performance compared to other securities. The Fund may be subject to more risk because securities in which the Fund invests based on momentum may be more volatile than a broad cross-section of securities or the returns on securities that have previously exhibited price momentum are less than returns on other styles of investing or the overall stock market. Momentum can turn quickly and cause significant variation from other types of investments.

New Fund Risk. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Also, during the initial invest-up period, the Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents or it may hold cash.

Value Investing Risk. Value securities may present risks in addition to the general risks associated with investing in securities. These securities are selected on the basis of an issuer's business and economic fundamentals or a security's current credit profile, relative to current market practice. Disciplined adherence to a value investment style during a period in which that style is out of favor can result in significant underperformance relative to overall market indices and other managed investment vehicles that pursue, for example, growth style investments and/or flexible investment styles.

Fund Performance

As of the date of this Prospectus, the Fund has not commenced  investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

Investment Adviser and Sub-Adviser

ALPS Advisors, Inc. is the investment adviser to the Fund ("ALPS Advisors" or the "Adviser").  RiverFront is the Sub-Adviser to the Fund.

Portfolio Managers

Michael Jones, Chairman and Chief Investment Officer, CFA, Doug Sandler, Chief US Equity Officer, CFA, Adam Grossman, Chief Global Equity Officer, CFA, Kevin Nicholson, Chief Risk Officer, CFA, Chris Konstantinos, Director of International Portfolio Management, CFA, Sam Turner, Director of US Equity, CMT, and Scott Hays, Quantitative Portfolio Manager, of RiverFront, are the co-portfolio managers of the Fund. Each has served as a portfolio manager of the Fund since its inception.
11

Purchase and Redemption of Shares

The Trust will issue and redeem Shares at NAV only in a large specified number of Shares called a "Creation Unit" or multiples thereof. A Creation Unit consists of [50,000] Shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by ALPS Portfolio Solutions Distributor, Inc. (the "Distributor").

Individual Shares of the Fund may only be purchased and sold in secondary market transactions through brokers. Shares of the Fund listed for trading on NYSE Arca under the trading symbol [___], and because Shares will trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than or less than NAV.

Tax Information

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.
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INTRODUCTION—ALPS ETF TRUST

ALPS ETF Trust (the "Trust") is an investment company consisting of [twenty-seven] currently created separate exchange-traded funds. This Prospectus relates to the [RiverFront Dynamic US Dividend Advantage ETF and the RiverFront Dynamic US Flex-Cap ETF] (each a "Fund" and together, the "Funds").  ALPS Advisors, Inc. ("ALPS Advisors" or the "Adviser") is the Adviser to the Funds.  RiverFront Investment Group, LLC ("RiverFront" or the "Sub-Adviser") is the Sub-Adviser to the Funds.

Each Fund's Shares are listed on the NYSE Arca, Inc. (the "NYSE Arca").  Each Fund's Shares trade at market prices that may differ to some degree from the net asset value ("NAV") of the Shares.  Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in large specified blocks of [50,000] Shares, each of which is called a "Creation Unit."  Creation Units are issued and redeemed principally in-kind for portfolio securities, and each Fund reserves the right to effect redemptions wholly or partially in cash.  Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds.
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RIVERFRONT DYNAMIC US DIVIDEND ADVANTAGE ETF

Investment Objective

The Fund seeks to provide capital appreciation and dividend income. The Board of Trustees of the Trust may change the Fund's investment objective and strategies and other policies without shareholder approval, except as otherwise indicated.

The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of U.S. issuers. The Fund's investment objective and 80% investment policy are not fundamental and may be changed by the Trust's Board of Trustees upon 60 days' prior notice to shareholders.

RIVERFRONT DYNAMIC US FLEX-CAP ETF

Investment Objective

The Fund seeks to provide capital appreciation. The Board of Trustees of the Trust may change the Fund's investment objective and strategies and other policies without shareholder approval, except as otherwise indicated.

The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of U.S. issuers. The Fund's investment objective and 80% investment policy are not fundamental and may be changed by the Trust's Board of Trustees upon 60 days' prior notice to shareholders.

ADDITIONAL INFORMATION ABOUT THE FUNDS' PRINCIPAL INVESTMENT RISKS

Financial Services Sector Risk.  The financial services sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. In addition, the deterioration of the credit markets starting in late 2007 generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. In particular, events in the financial sector in late 2008 resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. This situation has created instability in the financial markets and caused certain financial services companies to incur large losses.

Equity Risk. The values of equity securities, such as common stocks and preferred stock, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities generally have greater price volatility than fixed-income securities.

Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
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Small and Mid Capitalization Company Risk. Investments in securities of small and mid capitalization companies are subject to the risks of common stocks. Investments in smaller companies may involve greater risks because these companies generally have a limited track record. Smaller companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of a Fund's portfolio.

Market Risk. Market conditions may affect the value of individual instruments in which a Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels and political events affect the securities and derivatives markets. When the value of a Fund's investments goes down, your investment in the Fund decreases in value and you could lose money. The financial crisis in the U.S. and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

Risk of Investment in Other Investment Companies.  Subject to the limitations set forth in the 1940 Act, or as otherwise permitted by the SEC, each Fund may acquire shares in other ETFs, closed-end funds and/or business development companies.  The market value of the shares of other investment companies may differ from their NAVs.  In addition, the shares of closed-end investment companies frequently trade at a discount to their NAV.  As an investor in investment companies, each Fund would bear its ratable share of that entity's expenses, including its investment advisory and administration fees, while continuing to pay its own advisory and administration fees and other expenses.  As a result, shareholders will be absorbing duplicate levels of fees with respect to investments in other investment companies.

The securities of certain other closed-end funds in which each Fund may invest may be leveraged.  As a result, each Fund may be indirectly exposed to leverage through an investment in such securities.  An investment in securities of other investment companies that use leverage may expose each Fund to higher volatility in the market value of such securities and the possibility that each Funds' long-term returns on such securities (and, indirectly, the long-term returns of the Shares) will be diminished.

Real Estate Investment Risk. The Funds invests in companies in the real estate industry, including REITs. Therefore, a Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, possible declines in the value of real estate, adverse changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds (including changes in interest rates), the impact of changes in environmental laws, overbuilding in a real estate company's market, and environmental problems.

REIT Investment Risk. In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities.
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Dividend-Paying Stock Risk. A Fund's emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend. An issuer of a security may also be unable or unwilling to make dividend payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

Growth Investment Risk. Growth stock prices reflect projections of future earnings or revenues, and can therefore fall dramatically if the company fails to meet those projections. Growth stocks may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical levels, causing their stock prices to fall. Prices of these companies' securities may be more volatile than other securities, particularly over the short term.

Momentum Investing Risk. The Fund may employ in part a momentum style methodology that emphasizes selecting securities that have had higher recent price performance compared to other securities. The Fund may be subject to more risk because securities in which the Fund invests based on momentum may be more volatile than a broad cross-section of securities or the returns on securities that have previously exhibited price momentum are less than returns on other styles of investing or the overall stock market. Momentum can turn quickly and cause significant variation from other types of investments.

New Fund Risk. The Funds currently have fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact a Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Also, during the initial invest-up period, a Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents or it may hold cash.

Non-U.S. Securities risk. The Funds will invest in securities of non-U.S. issuers. An investment in securities of non-U.S. issuers involves risks not associated with domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, different legal or accounting standards, and less government supervision and regulation of exchanges in non-U.S. countries. The adoption of new governmental restrictions, including the possible imposition of withholding taxes on dividend income and the possible establishment of exchange controls or freezes on the convertibility of currency, might adversely affect an investment in non-U.S. securities. Investments in non-U.S. securities also may involve higher costs than investments in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by non-U.S. governments. Non-U.S. investments may also involve risks associated with less complete financial information about the issuers.

Value Investing Risk. Value securities may present risks in addition to the general risks associated with investing in securities. These securities are selected on the basis of an issuer's business and economic fundamentals or a security's current credit profile, relative to current market practice. Disciplined adherence to a "value" investment mandate during a period in which that style is "out of favor" can result in significant underperformance relative to overall market indices and other managed investment vehicles that pursue growth style investments and/or flexible style mandates.

SECONDARY INVESTMENT STRATEGIES

As a non-principal investment strategy, each Fund may invest part of its remaining assets in preferred stocks, convertible stocks, business development companies, master limited partnerships ("MLPs"), money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments, and in swaps, options and futures and forward contracts.  Each Fund may also invest in money market instruments or other short-term fixed income instruments as part of a temporary defensive strategy to protect against temporary market declines.
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In addition to investing in equity securities of U.S companies, each Fund also may invest in equity securities of non-U.S. companies, including issuers in emerging market countries.   The Funds consider an emerging market country to be any country whose issuers are included in the Morgan Stanley Capital International Emerging Markets Index and/or those countries considered to be developing by the World Bank, the International Finance Corporation or the United Nations. The Funds consider an "emerging market issuer" to be one (i) domiciled or with a principal place of business or primary securities trading market in an emerging market country, or (ii) that derives a substantial portion of its total revenues or profits from emerging market countries.

Each Fund may borrow money from a bank up to a limit of 10% of the value of its total assets, but only for temporary or emergency purposes.

Each Fund may lend its portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes.  In connection with such loans, each Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent.  This collateral is marked to market on a daily basis.

The investment objective and policies described herein constitute non-fundamental policies that may be changed by the Board of Trustees of the Trust without shareholder approval.  Certain other fundamental policies of each Fund are set forth in the Statement of Additional Information under "Investment Restrictions."

ADDITIONAL RISK CONSIDERATIONS

In addition to the risks described previously, there are certain other risks related to investing in each Fund.

Authorized Participant Concentration Risk. Only an authorized participant (as defined in the "Frequent Purchases and Redemptions" Section) may engage in creation or redemption transactions directly with the Funds. Each Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to a Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to the Fund's NAV and possibly face delisting.

Borrowing and Leverage Risks. If a Fund borrows money, it must pay interest and other fees, which may reduce the Fund's returns. As prescribed by the 1940 Act, each Fund will be required to maintain specified asset coverage of at least 300% with respect to any bank borrowing immediately following such borrowing. A Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce the Fund's asset coverage to less than the prescribed amount.
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Cash Transactions Risk. The Funds may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Funds may be less tax-efficient than an investment in an exchange-traded fund ("ETF") that effects its creations and redemptions for in-kind securities. ETFs are able to make in-kind redemptions and avoid being taxed on gains on the distributed portfolio securities at the fund level. Because the Funds may effect a portion of redemptions for cash, they may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Funds will generally cause the Funds to recognize gain they might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if they were to distribute portfolio securities in-kind. The Funds generally intend to distribute these gains to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with the special tax rules that apply to them. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Funds sold and redeemed their shares in-kind, will be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of the Funds' shares than for ETFs that distribute portfolio securities in-kind.

Convertible Securities Risk. A Fund's investments in convertible securities subject the Fund to the risks associated with both fixed income securities and common stocks. To the extent that a convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Currency Exchange Rate Risk. A Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies may affect the value of a Fund's investments and the value of your Fund shares. Changes in currency exchange rates also may affect the value of interest earned and gains and losses realized on the sale of securities. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in a Fund may change quickly and without warning and you may lose money.

Currency Risk. Because each Fund's NAV is determined on the basis of U.S. dollars and each Fund may invest in non-U.S. dollar-denominated securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of a Fund's holdings goes up.

Dependence on Key Personnel. The Sub-Adviser is dependent upon the experience and expertise of the Funds' portfolio managers in providing advisory services with respect to the Funds' investments. If the Sub-Adviser were to lose the services of any of these portfolio managers, its ability to service the Funds could be adversely affected. There can be no assurance that a suitable replacement could be found for any of the portfolio managers in the event of their death, resignation, retirement or inability to act on behalf of the Sub-Adviser.

Depositary Receipts. The Funds may make foreign investments through American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), or other securities representing underlying shares of foreign issuers. Positions in those securities are not necessarily denominated in the same currency as the underlying shares they represent. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities issued by foreign issuers. EDRs are European receipts listed on the Luxembourg Stock Exchange evidencing a similar arrangement. GDRs are U.S. dollar denominated receipts evidencing ownership of foreign securities. Generally, ADRs, in registered form, are designed for the U.S. securities markets and EDRs and GDRs, in bearer form, are designed for use in foreign securities markets. Investments in depositary receipts involve risks similar to those accompanying direct investments in non-U.S. securities, including liquidity, currency, political, information and other risks.
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Derivatives Risk. Derivatives are financial instruments, such as futures, swaps and options, whose values are based on the value of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. For example, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying indicator. Derivative transactions can create investment leverage, may be highly volatile and a Fund could lose more than the amount it invests. Many derivative transactions are entered into "over-the-counter" (not on an exchange or contract market); as a result, the value of such a derivative transaction will depend on the ability and the willingness of a Fund's counterparty to perform its obligations under the transaction. If a counterparty were to default on its obligations, the Fund's contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund's rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually entitled to receive). A liquid secondary market may not always exist for a Fund's derivative positions at any time.

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets or that provide exposure to such securities or markets can involve additional risks relating to political, economic or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Emerging market governments may, without prior warning, impose capital controls on the ability to transfer currency, securities or other assets. A Fund's ability to access certain developing or emerging markets also may be limited due to a variety of factors, including currency convertibility issues. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, cause the Fund's returns to differ from those available to domestic investors, adversely affect the trading market and price for Fund shares, and cause the Fund to decline in value.

Forward currency contracts risk. A forward currency contract is a negotiated agreement between two parties to exchange specified amounts of two or more currencies at a specified future time at a specified rate. The rate specified by the forward contract can be higher or lower than the spot rate between the currencies that are the subject of the contract. By entering into a forward currency contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, the Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated during the period between the date on which the security is purchased or sold and the date on which payment is made or received. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. Forward currency contracts may limit gains on portfolio securities that could otherwise be realized had they not been utilized and could result in losses. The contracts also may increase the Fund's volatility and may involve a significant amount of risk relative to the investment of cash.

Illiquid Securities Risk. Illiquid securities may be difficult to dispose of at the price at which a Fund has valued the securities and at the times when the Fund believes it is desirable to do so. The market price of illiquid securities generally is more volatile than that of more liquid securities, which may adversely affect the price that a Fund recovers upon the sale of such securities. Illiquid securities are also more difficult to value, especially in challenging markets. The Sub-Adviser's judgment may play a greater role in the valuation process. Investment of a Fund's assets in illiquid securities may restrict the Fund's ability to take advantage of market opportunities. The risks associated with illiquid securities may be particularly acute in situations in which a Fund's operations require cash and could result in the Fund incurring losses on the sale of illiquid or restricted securities.
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Funds' assets can decline as can the value of the Funds' distributions. Certain securities in which the Funds invest may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Legislation/Litigation Risk. From time to time, various legislative initiatives are proposed in the United States and abroad, which may have a negative impact on certain companies in which the Funds invest. Such legislation or litigation may cause a Fund to lose value or may result in higher portfolio turnover if the Sub-Adviser determines to sell such a holding.

Market Maker Risk. If a Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between a Fund's NAV and the price at which such Fund's shares are trading on NASDAQ(R) which could result in a decrease in value of the Fund's shares.

MLP Risk. Investments in securities of MLPs involve risks that differ from an investment in common stock. Holders of units of MLPs have more limited control rights and limited rights to vote on matters affecting the MLP as compared to holders of stock of a corporation. For example, MLP unit holders may not elect the general partner or the directors of the general partner and the MLP unit holders have limited ability to remove an MLP's general partner. MLPs are controlled by their general partners, which generally have conflicts of interest and limited fiduciary duties to the MLP, which may permit the general partner to favor its own interests over the MLPs.

Non-U.S. Securities Risk. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, different legal or accounting standards, and less government supervision and regulation of exchanges in foreign countries.

Trading Issues.  Trading in Shares on the NYSE Arca may be halted due to market conditions or for reasons that, in the view of the NYSE Arca, make trading in Shares inadvisable.  In addition, trading in Shares on the NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to the NYSE Arca "Circuit breaker" rules.  There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.

While the creation/redemption feature is designed to make it likely that Shares normally will trade close to each Fund's NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from each Fund's NAV.  If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses.

Securities Lending.  Although each Fund will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by a Fund).  In addition, each Fund will bear the risk of loss of any cash collateral that it invests.

These risks are described further in the Statement of Additional Information.
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INVESTMENT ADVISORY SERVICES

Investment Adviser

ALPS Advisors, Inc. (the "Adviser") acts as each Fund's investment adviser pursuant to an advisory agreement with the Trust on behalf of each Fund (the "Advisory Agreement").  The Adviser, located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, is registered with the Securities and Exchange Commission as an investment adviser. As of [ ], the Adviser provided supervisory and management services on approximately $__ billion in assets through closed-end funds, mutual funds and exchange-traded funds.  Pursuant to the Advisory Agreement, the Adviser manages the investment and reinvestment of each Fund's assets and administers the affairs of each Fund to the extent requested by the Board of Trustees.

Pursuant to the Advisory Agreement, each Fund pays the Adviser an annual management fee for the services and facilities it provides as a percentage of the relevant Fund's average daily net assets as set out below:

Fund	Advisory Fee
RiverFront Dynamic US Dividend Advantage ETF	__%
RiverFront Dynamic US Flex-Cap ETF	__%

Sub-Adviser

RiverFront acts as each Fund's Sub-Adviser pursuant to a sub-advisory agreement with the Trust (the "Sub-Advisory Agreement").  RiverFront is located at 1214 East Cary Street, Richmond, VA 23219. RiverFront is majority-owned by its employees but is affiliated with Baird Financial Corporation ("Baird") as a result of Baird's minority equity interest and representation on RiverFront's board of directors. RiverFront provides discretionary and non-discretionary asset management services to high net worth individuals and institutions, including investment companies, using stocks, bonds and ETFs. As of [  ], RiverFront had approximately $__ billion in assets under management.

Pursuant to the  Sub-Advisory Agreement with the Trust on behalf of each Fund, RiverFront furnishes an investment program for each Fund and manages the investment operations and composition of each Fund.

Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a sub-advisory fee for the services it provides, payable on a monthly basis, as a percentage of the relevant Fund's average daily net assets as set out below:

Fund	Sub-Advisory Fee
RiverFront Dynamic US Dividend Advantage ETF	__%
RiverFront Dynamic US Flex-Cap ETF	___%
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Approval of Advisory Agreement and Sub-Advisory Agreement

A discussion regarding the basis for the Board of Trustees' approval of the  Advisory Agreement and Sub-Advisory Agreement will be available in the Funds' annual report to shareholders for the period ended [  ].

Portfolio Management

The Sub-Adviser furnishes an investment program for each Fund, manages the investment portfolio of each Fund and directs the purchase and sale of each Fund's investment securities.

The portfolio managers are primarily responsible for the day-to-day management of each Fund. The individuals listed below are members of the investment management team at RiverFront that manages each Fund's investments. As described below, each member has a different role on the team, and decisions as to the purchases and sales of securities are considered by the relevant members of the team as indicated below.

Michael Jones, CFA

Michael serves as Chairman and Chief Investment Officer, bringing close to 30 years of global investment experience to his role in leading the organization.  Michael's primary investment responsibility is setting RiverFront's overall asset allocation strategy and ensuring appropriate investment and risk management processes are applied to all of the firm's portfolio decisions.  In addition, he serves on RiverFront's Executive and Operating Committees. Prior to launching RiverFront in 2008, Michael was the Chief Investment Officer at Wachovia Securities from 2002. In this capacity, he was responsible for all aspects of financial advice, including asset allocation, tactical strategy and portfolio implementation and managed over $75B in discretionary portfolio assets. Michael began his career in fixed income portfolio management, serving in a variety of roles cumulating in his promotion to Chief Fixed Income Officer for Mentor Investment Group.  While at Mentor and its successor firm, Evergreen Investment Management, Michael managed over $12 billion in high grade and high yield fixed income assets and was responsible for the design and implementation of advanced fixed income and risk management analytics. Michael earned a BA in Economics from the College of William and Mary and an MBA from the Wharton School at the University of Pennsylvania. He received his CFA designation in 1990.

Doug Sandler, CFA

Doug serves as Chief US Equity Officer, bringing more than 20 years of investment experience to the equity team.  In addition, he serves on RiverFront's Operating Committees. Prior to launching RiverFront, Doug served as Managing Director and Chief Equity Strategist at Wachovia Securities, where he was responsible for all equity advice of the firm. He led a team of talented and experienced portfolio managers and strategists, whose goal was to provide independent and sound equity recommendations. The work of his team included actively managed portfolios, weekly investment pieces and the regular monitoring of widely held positions of the firm's clients. Doug earned a BS in Accounting and an MBA from the University of Richmond, graduating with honors. He received his CFA designation in 1997.
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Adam Grossman, CFA

Adam serves as the Chief Global Equity Officer, responsible for the investments of the US Equity and International Equity teams.  He brings over a decade's worth of industry experience in quantitative risk management and portfolio analytics. Adam is responsible for the tactical decisions made in the various strategies and the development of equity investment processes at Riverfront. Prior to joining RiverFront, Adam worked at the Virginia Retirement System (VRS), where he managed International Equity and REIT Portfolios and developed research on equity selection and portfolio construction. He began his investment career as a fixed income analyst at VRS. Adam earned a BS from Baldwin-Wallace College with a double major in Mathematical Economics and Finance, and an MA in Financial Economics from Virginia Commonwealth University. He received his CFA designation in 2009.

Kevin Nicholson, CFA

Kevin serves as Chief Risk Officer, bringing more than 22 years of industry experience to the role.  In addition, Kevin serves on RiverFront's Operating Committee. Prior to joining RiverFront, Kevin served as Senior Fixed Income Portfolio Manager at Wells Fargo Advisors where he managed both taxable and tax exempt portfolios.  He served for 18 years at Wells Fargo and its predecessor firms.  He began his career in 1992 at Wells Fargo Advisors, LLC, during which time he held numerous fixed income positions. These included senior preferred stock trader, corporate bond trader, senior fixed income strategist, and senior fixed income portfolio manager. Kevin earned a BA in Business and Economics from Randolph-Macon College and an MBA from Virginia Commonwealth University.  He earned his CFA designation in 2014.

Chris Konstantinos, CFA

Chris serves as Director of International Portfolio Management with more than 14 years' experience as an equity sector analyst, portfolio manager, and portfolio risk manager across domestic and international markets. In addition, he serves on RiverFront's Operating Committee. Chris has been with RiverFront since the company's founding in 2008. He began his career in 2000 as a corporate finance analyst in the Technology sector at a predecessor to Wachovia Securities. He joined Wachovia's Advisory Services Group in 2002 as an equity strategist, and worked in various capacities within equity strategy and portfolio management until his departure in 2008. Chris earned his BS in Business Administration from the Kenan-Flagler School of Business at the University of North Carolina at Chapel Hill. Chris received his CFA designation in 2013 and is a member of CFA Virginia Society. He has successfully completed the FINRA Series 7, 66, 86 and 87 licensing exams. Chris is also a regular guest on the financial news channels (CNBC, Bloomberg) and is frequently quoted in the financial press.

Sam Turner, CMT

Sam serves as Director of US Equity with over 15 years of experience managing equity portfolios. Prior to launching RiverFront, Sam served as Senior Vice President and Portfolio Manager at Wachovia Securities, where he was responsible for the management of large cap equity funds within the Advisory Services Group (ASG). Sam was also actively involved with Wachovia Securities' advice team, publishing weekly reports and contributing to the firm's tactical asset allocation decisions. He originally joined Wachovia Securities in 1996 as an analyst for ASG, the internal asset management arm of the firm, primarily focusing on the Mentor Strategy Fund. Sam earned his BA in Business Administration from James Madison University. He received the Chartered Market Technician designation in 2007.
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Scott Hays

As Quantitative Portfolio Manager, Scott is responsible for developing and implementing analytical investment approaches in the US Equity and International Equity markets.  Prior to joining RiverFront, Scott co-founded and served as Chief Investment Officer of an alternative asset management company that employed a quantitative market-neutral equity approach. Scott also worked for 6 years at Analysis Group, a financial and economic consulting firm, where he managed a team dedicated to valuing illiquid assets such as mortgage-backed securities, real estate, and oil and gas properties. Scott received a BBA from Millsaps College, Summa Cum Laude, with a double major in Economics and Business Administration.  He also earned an MBA with High Honors from the University of Chicago in Analytic Finance, Econometrics/Statistics and Economics.  Additionally, Scott has successfully completed the FINRA Series 65 licensing exam.

The Statement of Additional Information provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities of each Fund.

PURCHASE AND REDEMPTION OF SHARES

General

The Shares are issued or redeemed by each Fund at NAV per Share only in Creation Unit size.  See "How to Buy and Sell Shares."

Most investors buy and sell Shares of each Fund in secondary market transactions through brokers.  Shares of each Fund are listed for trading in the secondary market on the NYSE Arca.  Shares can be bought and sold throughout the trading day like other publicly traded shares.  There is no minimum investment.  Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "odd lots," at no per share price differential.  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.  Each Fund trades on the NYSE Arca at prices that may differ to varying degrees from the daily NAV of the Shares.  Given that each Fund's Shares can be issued and redeemed in Creation Units, the Adviser believes that large discounts and premiums to NAV should not be sustained for long.  The Funds trade under the NYSE Arca ticker symbols set forth below:

Name of Fund	NYSE Arca Ticker Symbol
RiverFront Dynamic US Dividend Advantage ETF
RiverFront Dynamic US Flex-Cap ETF

Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from each Fund, and shareholders may tender their Shares for redemption directly to the Fund, only in Creation Units of [50,000] Shares, as discussed in the "How to Buy and Sell Shares" section below.

Book-Entry

Shares are held in book-entry form, which means that no stock certificates are issued.  The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of a Fund and is recognized as the owner of all Shares for all purposes (except for tax purposes).
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Investors owning Shares are beneficial owners as shown on the records of DTC or its participants.  DTC serves as the securities depository for all Shares.  Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC.  As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares.  Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants.  These procedures are the same as those that apply to any other stocks that you hold in book-entry or "street name" form.

HOW TO BUY AND SELL SHARES

Pricing Fund Shares

The trading price of each Fund's Shares on the NYSE Arca may differ from a Fund's daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The NYSE Arca disseminates the approximate value of Shares of each Fund every fifteen seconds.  The approximate value calculations are based on local market prices and may not reflect events that occur subsequent to the local market's close.  As a result, premiums and discounts between the approximate value and the market price could be affected.  This approximate value should not be viewed as a "real-time" update of the NAV per Share of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day.  The  Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.

The NAV per Share for each Fund is determined once daily as of the close of the New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time, each day the NYSE is open for trading, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed income assets may be valued as of the announced closing time for trading in fixed income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time.  NAV per Share is determined by dividing the value of a Fund's portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of Shares outstanding.

Each Fund's equity securities are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE Arca on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices.  Equity securities that are traded in over-the-counter markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE Arca on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices.  Securities for which market quotations (or other market valuations such as those obtained from a pricing service) are not readily available, including restricted securities, are valued by a method that the Trustees believe accurately reflects fair value.  Securities will be valued at fair value when market quotations (or other market valuations such as those obtained from a pricing service) are not readily available or are deemed unreliable, such as when a security's value or meaningful portion of a Fund's portfolio is believed to have been materially affected by a significant event.  Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE Arca.  In such a case, the value for a security is likely to be different from the last quoted market price.  In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. Debt securities are valued at market value. Market value generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. Each Fund's debt securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant.  To the extent a Fund's debt securities are valued based on price quotations or other equivalent indications of value provided by a third-party pricing service, any such third-party pricing service may use a variety of methodologies to value some or all of a Fund's debt securities to determine the market price.  For example, the prices of securities with characteristics similar to those held by a Fund may be used to assist with the pricing process.  In addition, the pricing service may use proprietary pricing models.
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Trading in securities on many foreign securities exchanges and over-the-counter markets is normally completed before the close of business on each U.S. business day.  In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days that are not U.S. business days.  Changes in valuations on certain securities may occur at times or on days on which a Fund's net asset value is not calculated and on which a Fund does not effect sales, redemptions and exchanges of its Shares.

Creation Units

Investors such as market makers, large investors and institutions who wish to deal in Creation Units (large specified blocks of [50,000] Shares) directly with a Fund must have entered into an authorized participant agreement (such investors being "Authorized Participants" or "APs") with ALPS Portfolio Solutions Distributor, Inc. (the "Distributor") and the transfer agent, or purchase through a dealer that has entered into such an agreement.  Set forth below is a brief description of the procedures applicable to purchase and redemption of Creation Units.  For more detailed information, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

How to Buy Shares

In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of securities (the "Deposit Securities") (and/or an amount in cash in lieu of some or all of the Deposit Securities) and generally make a cash payment referred to as the "Cash Component."  For those APs that are not eligible for trading a Deposit Security, and in such other circumstances as the Sub-Adviser believes are in the best interests of a Fund, custom orders are available.  The list of the names and the amounts of the Deposit Securities is made available by the Funds' custodian through the facilities of the NSCC immediately prior to the opening of business each day of the NYSE Arca.  The Cash Component represents the difference between the NAV of a Creation Unit and the market value of the Deposit Securities.  In the case of custom orders, cash-in-lieu may be added to the Cash Component to replace any Deposit Securities that the Authorized Participant may not be eligible to trade or the Sub-Adviser believes are in the best interests of a Fund not to accept in kind.
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Orders must be placed in proper form by or through a participant of the DTC ("DTC Participant") that has entered into an agreement with the Trust, the Distributor and the transfer agent, with respect to purchases and redemptions of Creation Units (collectively, "Authorized Participant" or "AP").  All standard orders must be placed for one or more whole Creation Units of Shares of a Fund and must be received by the Distributor in proper form no later than the close of regular trading on the NYSE (ordinarily 4:00 p.m. Eastern time) ("Closing Time") in order to receive that day's closing NAV per Share.  In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the Distributor no later than one hour prior to Closing Time in order to receive that day's closing NAV per Share.  A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or any other relevant reason.  See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

A fixed creation transaction fee of [$1,000] per transaction (the "Creation Transaction Fee") is applicable to each transaction regardless of the number of Creation Units purchased in the transaction.  An additional variable charge for cash creations or partial cash creations may also be imposed to compensate a Fund for the costs associated with buying the applicable securities.  Each Fund may adjust these fees from time to time based on actual experience.  See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.  The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of a Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain cash at least equal to 115% of the market value of the missing Deposit Securities on deposit with the Trust.  See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

Legal Restrictions on Transactions in Certain Securities

An investor subject to a legal restriction with respect to a particular security required to be deposited in connection with the purchase of a Creation Unit may, at a Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any security which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit.  For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

Redemption of Shares

Shares may be redeemed only in Creation Units at their NAV and only on a day the NYSE Arca is open for business.  The Funds' custodian makes available immediately prior to the opening of business each day of the NYSE Arca, through the facilities of the NSCC, the list of the names and the amounts of the Fund's portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities").  Fund Securities received on redemption may not be identical to Deposit Securities, which are applicable to purchases of Creation Units.  Unless cash redemptions or partial cash redemptions are available or specified for a Fund as set forth below, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee and, if applicable, any transfer taxes.  Should the Fund Securities have a value greater than the NAV of Shares being redeemed, a compensating cash payment to a Fund equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for, by or on behalf of the redeeming shareholder.  For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.
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An order to redeem Creation Units of a Fund may only be effected by or through an Authorized Participant.  An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) in order to receive that day's closing NAV per Share.  In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the transfer agent no later than 3:00 p.m. Eastern time.

A fixed redemption transaction fee of [$1,000] per transaction (the "Redemption Transaction Fee") is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction.  An additional variable charge for cash redemptions or partial cash redemptions may also be imposed to compensate a Fund for the costs associated with selling the applicable securities.  Each Fund may adjust these fees from time to time based on actual experience.  Each Fund reserves the right to effect redemptions wholly or partially in cash.  A shareholder may request a cash redemption or partial cash redemption in lieu of securities, however, a Fund may, in its discretion, reject any such request.  See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

Distributions

Dividends and Capital Gains.  Fund shareholders are entitled to their share of a Fund's income and net realized gains on its investments.  Each Fund pays out substantially all of its net earnings to its shareholders as "distributions."

Each Fund typically earns interest from debt securities.  These amounts, net of expenses, are passed along to Fund shareholders as "income dividend distributions."  Each Fund realizes capital gains or losses whenever it sells securities.  Net long-term capital gains are distributed to shareholders as "capital gain distributions."

Income dividends, if any, are distributed to shareholders monthly.  Net capital gains are distributed at least annually.  Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code").  Some portion of each distribution may result in a return of capital (which is a return of the shareholder's investment in the Fund).  Fund shareholders will be notified regarding the portion of the distribution that represents a return of capital.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through which the Shares were purchased makes such option available.

FREQUENT PURCHASES AND REDEMPTIONS

The Funds impose no restrictions on the frequency of purchases and redemptions.  The Board of Trustees evaluated the risks of market timing activities by the Funds' shareholders when they determined that no restriction or policy was necessary.  The Board noted that the Funds' Shares can only be purchased and redeemed directly from a Fund in Creation Units by APs and that the vast majority of trading in the Funds' Shares occurs on the secondary market. Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Funds' trading costs and the realization of capital gains. To the extent a Fund may effect the purchase or redemption of Creation Units in exchange wholly or partially for cash, the Board noted that such trades could result in dilution to a Fund and increased transaction costs, which could negatively impact a Fund's ability to achieve its investment objective. However, the Board noted that direct trading by APs is critical to ensuring that the Funds'Shares trade at or close to NAV. In addition, each Fund imposes fixed and variable transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by a Fund in effecting trades.
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FUND SERVICE PROVIDERS

ALPS Fund Services, Inc. is the administrator and fund accounting agent for the Funds.

State Street Bank and Trust Company is the custodian, and transfer agent for the Funds.

Dechert LLP serves as counsel to the Funds.

______ serves as the Funds' independent registered public accounting firm.  The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

FEDERAL INCOME TAXATION

As with any investment, you should consider how your investment in Shares will be taxed.  The tax information in this Prospectus is provided as general information.  You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in the Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•	The Funds make distributions,

•	You sell your Shares listed on the NYSE Arca, and

•	You purchase or redeem Creation Units.

Taxes on Distributions

Dividends from net investment income, if any, are declared and paid monthly.  Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.  In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund.  Dividends paid out of each Fund's income and net short-term capital gains, if any, are taxable as ordinary income.  Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

The maximum individual rate applicable to long-term capital gains is either 15% or 20%, depending on whether the individual's income exceeds certain threshold amounts.  In addition, some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the relevant Fund and the shareholder.  Most of the income of the Funds is not expected to qualify for the lower tax rates.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Funds and net gains from redemptions or other taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds certain threshold amounts.

Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax‑free return of capital to the extent of your basis in the Shares, and as capital gain thereafter.  A distribution will reduce a Fund's NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.
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Dividends and interest from non-U.S. investments received by a Fund may give rise to withholding and other taxes imposed by foreign countries.  Tax conventions between certain countries and the United States may reduce or eliminate such taxes.  Shareholders of a Fund may, subject to certain limitations, be entitled to claim a credit or a deduction with respect to foreign taxes if a Fund is eligible to and elects to pass through these taxes to you.  If more than 50% of a Fund's total assets at the end of its taxable year consist of foreign securities, the relevant Fund intends to elect to "pass through" to its investors certain foreign income taxes paid by the relevant Fund, with the result that each investor will (i) include in gross income, as an additional dividend, even though not actually received, the investor's pro rata share of the relevant  Fund's foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income), subject to certain limitations, the investor's pro rata share of the relevant Fund's foreign income taxes.

If you are not a citizen or permanent resident of the United States, or if you are a foreign entity, a Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business.  Prospective investors are urged to consult their tax advisors concerning the applicability of the U.S. withholding tax.

A Fund generally would be required to withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number (generally your social security number) or otherwise provide proof of an applicable exemption from backup withholding.  The backup withholding rate for an individual is 28%.

Taxes on Exchange-Listed Shares Sales

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less.  The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss.  The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid.  A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount.  The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.  Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many and at what price you purchased or sold Shares.
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The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund.  It is not a substitute for personal tax advice.  You may also be subject to state and local taxation on Fund distributions, and sales of Fund Shares.  Consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws.

OTHER INFORMATION

For purposes of the 1940 Act, a Fund is treated as a registered investment company.  Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Shares of each Fund.  The SEC has issued an exemptive order to the Trust permitting registered investment companies to invest in the exchange-traded funds offered by the Trust beyond the limits of Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such registered investment companies enter into an agreement with the Trust.

Disclosure of Portfolio Holdings

Each Fund's portfolio holdings will be disclosed each day on its website at www.alpsfunds.com.  A description of the Trust's policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the Funds' Statement of Additional Information.

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of each Fund during the last calendar year will be available at www.alpsfunds.com.
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FINANCIAL HIGHLIGHTS

The Funds have not yet commenced operations and therefore do not have a financial history.

FOR MORE INFORMATION

Existing Shareholders or Prospective Investors

•	Call your financial professional

•	www.alpsriverfront.com

•	www.alpsfunds.com

Dealers

•	www.alpsriverfront.com

•	www.alpsfunds.com

•	Distributor Telephone: 866.759.5679

Investment Adviser ALPS Advisors, Inc. 1290 Broadway, Suite 1100 Denver, CO 80203	Sub-Adviser RiverFront Investment Group, LLC 1214 East Cary Street Richmond, Virginia 23219
Distributor ALPS Portfolio Solutions Distributor, Inc. 1290 Broadway Suite 1100 Denver, Colorado 80203	Transfer Agent State Street Bank and Trust Company 225 Franklin Street Boston, Massachusetts 02110
Custodian State Street Bank and Trust Company 225 Franklin Street Boston, Massachusetts 02110	Independent Registered Public Accounting Firm [_______]
Legal Counsel Dechert LLP 1095 Avenue of the Americas New York, New York 10036
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[ALPS® LOGO]

A Statement of Additional Information dated [February 15], 2016, which contains more details about the Funds, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.

You will find additional information about each Fund in its annual and semi-annual reports to shareholders, when available.  The annual report explains the market conditions and investment strategies affecting the Fund's performance during its last fiscal year.

You can ask questions or obtain a free copy of the Funds' shareholder reports or the Statement of Additional Information by calling 866.759.5679.  Free copies of the Funds' shareholder reports and the Statement of Additional Information are available from our website at www. alpsfunds.com.

The Funds sends only one report to a household if more than one account has the same address.  Contact the transfer agent if you do not want this policy to apply to you.

Information about each Fund, including its reports and the Statement of Additional Information, has been filed with the SEC.  It can be reviewed and copied at the SEC's Public Reference Room in Washington, DC or on the EDGAR database on the SEC's internet site (http://www.sec.gov).  Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 202.551.8090.  You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, 100 F Street NE, Room 1580 Washington, D.C. 20549.

PROSPECTUS

Distributor
ALPS Portfolio Solutions Distributor, Inc.
1290 Broadway
Suite 1100
Denver, Colorado  80203

[_______], 2016

Investment Company Act File No. 811-22175.
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The information in this Statement of Additional Information ("SAI") is not complete and may be changed. Shares of the Funds may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Preliminary Statement of Additional Information	Subject to Completion	December 4, 2015

Investment Company Act File No. 811-22175

 ALPS ETF Trust

Fund	Ticker	Principal Listing Exchange
RiverFront Dynamic US Dividend Advantage ETF	[ ]	NYSE Arca, Inc.
RiverFront Dynamic US Flex-Cap ETF	[ ]	NYSE Arca, Inc.

Statement of Additional Information

Dated [                                                      ], 2016

This Statement of Additional Information ("SAI") is not a prospectus.  It should be read in conjunction with the Prospectuses dated [                                                           ], for each of the Funds listed above (the "Funds"), each a separate series of the ALPS ETF Trust (the "Trust"), as it may be revised from time to time.  Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted.  A copy of each Prospectus may be obtained without charge by writing to the Trust's distributor, ALPS Portfolio Solutions Distributor, Inc. (the "Distributor"), or by calling toll free 1-877-398-8461.

The Funds' most recent Annual Report (once available) will be incorporated by reference into this SAI and can be obtained free of charge, by calling the toll-free number printed above.

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Delaware statutory trust on September 13, 2007 and is authorized to have multiple series or portfolios.  The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act").  The Trust consists of [twenty-seven] currently created investment portfolios.  This SAI relates to the funds identified on the front cover and as described below (each a "Fund" and collectively, the "Funds").  Each Fund, as a series of the Trust, represents a beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies.  Each Fund is an exchange-traded fund (commonly referred to as an "ETF"). ETFs are funds that trade like other publicly-traded securities. Unlike conventional ETFs, the Funds are actively managed and are not intended to track a market index. The shares of each Fund are referred to herein as "Shares" or "Fund Shares."

The Investment Company Act of 1940, as amended (the "1940 Act"), classifies investment companies as either diversified or non-diversified.  The RiverFront Dynamic US Dividend Advantage ETF and the RiverFront Dynamic US Flex-Cap ETF are classified as "non-diversified."

Each Fund is managed by ALPS Advisors, Inc. ("ALPS Advisors" or the "Adviser") and sub-advised by RiverFront Investment Group, LLC ("RiverFront" or a "Sub-Adviser").

Each Fund will offer and issue Shares at net asset value ("NAV") only in aggregations of a specified number of Shares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities specified by the Fund (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component").

Each Fund's Shares are listed on the NYSE Arca, Inc. (the "NYSE Arca" or the "Exchange") under the trading symbols set out on the front cover.

Fund Shares will trade on the Exchange at market prices that may be below, at or above NAV.  Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment.  Creation Units are aggregations of [50,000] Shares. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

The Trust reserves the right to offer a "cash" option for creations and redemptions of Fund Shares.  Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities.  See the "Creation and Redemption of Creation Unit Aggregations" section.  In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions.  In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of a Fund will continue to be met.  The Exchange may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; or (ii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable.  The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other stocks traded on the Exchange, broker's commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors.  Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.

INVESTMENT RESTRICTIONS AND POLICIES

The investment restrictions set forth below have been adopted by the Board of Trustees of the Trust (the "Board") as fundamental policies that cannot be changed with respect to a Fund without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund. The investment objective of the Funds and all other investment policies or practices of the Funds are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. For purposes of the 1940 Act, a "majority of the outstanding voting securities" means the lesser of the vote of (i) 67% or more of the Shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding Shares of a Fund are present or represented by proxy, or (ii) more than 50% of the Shares of a Fund.

Except for restriction (2), any limitation which involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Funds. With respect to the Funds' fundamental investment restriction 7, asset coverage of at least 300% (as defined in the 1940 Act), inclusive of any amounts borrowed, must be maintained at all times.

As a matter of fundamental policy, the Funds (except as otherwise noted below) may not:

(1)             Invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(2)            Borrow money, except (i) to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33 1/3% of the value of a Fund's total assets) and (ii) to enter into other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of a Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).

(3)            Act as an underwriter of another issuer's securities, except to the extent that a Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

(4)            Make loans to other persons, except through (i) the purchase of debt securities permissible under a Fund's investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by a Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of a Fund's total assets.

(5)            Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

(6)            Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit a Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(7)            Issue senior securities, except as permitted under the 1940 Act.

Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction.

The foregoing fundamental policies cannot be changed as to a Fund without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the 1940 Act, this means the vote of (i) 67% of a Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented in proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

In addition to the foregoing fundamental investment policies, the Funds are also subject to the following non-fundamental restrictions and policies, which may be changed at any time by the Board of Trustees without shareholder approval.  The Funds may not:

(1)            Sell securities short, unless a Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

(2)            Purchase securities on margin, except that a Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

(3)            Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act.

(4)            Invest in illiquid securities if, as a result of such investment, more than 15% of a Fund's net assets would be invested in illiquid securities.

(5)            Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, a Fund may invest in securities of issuers that engage in these activities.

INVESTMENT POLICIES

The investment objective and principal investment strategies for each of the Funds are provided in their Prospectus.  The Funds may not invest in all of the investments listed below.  The Funds use investment techniques commonly used by other exchange traded funds.

INVESTMENT POLICIES AND RISKS

A discussion of the risks associated with an investment in the Funds is contained in the Funds' Prospectus under the headings "Principal Investment Risks," "Principal Risks of Investing in the Funds" and "Additional Risk Considerations." The discussion below supplements, and should be read in conjunction with, such sections of the Funds' Prospectus.

General Considerations and Risks

Investment in the Funds should be made with an understanding that the value of the portfolio of securities held by the Funds may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks generally and other factors.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Common Stock. Common stock represents residual ownership interest in issuers and holders of common stock are entitled to the income and increase in the value of the assets and business of the issuers after all debt obligations and obligations to preferred stockholders are satisfied. Common stockholders generally have voting rights. Common stock fluctuates in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The value of common stock purchased by each Fund could decline if the financial condition of the companies the Fund invests in declines or if overall market and economic conditions deteriorate. Their value also may decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

REITs. REITs are financial vehicles that pool investors' capital to purchase or finance real estate. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with the applicable tax requirements.

Depositary Receipts. The Funds may make foreign investments through American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), or other securities representing underlying shares of foreign issuers. Positions in those securities are not necessarily denominated in the same currency as the underlying shares they represent. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities issued by foreign issuers. EDRs are European receipts listed on the Luxembourg Stock Exchange evidencing a similar arrangement. GDRs are U.S. dollar denominated receipts evidencing ownership of foreign securities. Generally, ADRs, in registered form, are designed for the U.S. securities markets and EDRs and GDRs, in bearer form, are designed for use in foreign securities markets. Investments in depositary receipts involve risks similar to those accompanying direct investments in non-U.S. securities, including liquidity, currency, political, information and other risks.

Loans of Portfolio Securities.  The Funds may lend their investment securities to approved borrowers.  Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the applicable Fund.  These loans cannot exceed 33 1/3% of the Fund's total assets.

Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to the review of, the Trust's Board, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (a) the borrowers pledge and maintain with the applicable Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 102% of the value of the securities loaned (on a "mark-to-market" basis); (b) the loan be made subject to termination by the Fund at any time; and (c) the Fund receives reasonable interest on the loan.  From time to time, a Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

Senior Securities.  In general, the Funds may not issue any class of senior security, except within the limitations of the 1940 Act.  These limitations allow the Funds to (i) borrow from banks, provided that immediately following any such borrowing there is an asset coverage of at least 300% (the "Asset Coverage Requirement") for all Fund borrowings, and (ii) engage in trading practices which could be deemed to involve the issuance of a senior security, including but not limited to options, futures, forward contracts, and reverse repurchase agreements, provided that the Fund earmarks or segregates liquid assets in accordance with applicable SEC regulations and interpretations.

Repurchase Agreements.  The Funds may enter into repurchase agreements, which are agreements pursuant to which securities are acquired by the Funds from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date.  These agreements may be made with respect to any of the portfolio securities in which the Funds are authorized to invest.  Repurchase agreements may be characterized as loans secured by the underlying securities.  The Funds may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers ("Qualified Institutions").  The Adviser will monitor the continued creditworthiness of Qualified Institutions.

The use of repurchase agreements involves certain risks.  For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Funds will seek to dispose of such securities, which action could involve costs or delays.  If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Funds' ability to dispose of the underlying securities may be restricted.  Finally, it is possible that the Funds may not be able to substantiate its interest in the underlying securities.  To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest.  If the seller fails to repurchase the securities, the Funds may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

The resale price reflects the purchase price plus an agreed upon market rate of interest.  The collateral is marked-to-market daily.

Reverse Repurchase Agreements.  The Funds may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing.  The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date.  Generally, the effect of such transactions is that the Funds can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Funds are able to keep some of the interest income associated with those securities.  Such transactions are only advantageous if the Funds have an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash.  Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Funds intend to use the reverse repurchase technique only when the Investment Adviser believes it will be advantageous to the Funds.  The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Funds' assets.  The custodian bank will maintain a separate account for the Funds with securities having a value equal to or greater than such commitments.  Under the 1940 Act, reverse repurchase agreements are considered loans.
Money Market Instruments.  The Funds may invest a portion of their assets in high-quality money market instruments on an ongoing basis to provide liquidity.  The instruments in which the Funds may invest include:  (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's Investors Service, Inc. or "A-1+" or "A-1" by Standard & Poor's or, if unrated, of comparable quality as determined by the Adviser; (iv) repurchase agreements; and (v) money market mutual funds.  CDs are short-term negotiable obligations of commercial banks.  Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.  Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
Investment Companies.  The Funds may invest in the securities of other investment companies (including money market funds).  Under the 1940 Act, the Funds' investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Funds' total assets with respect to any one investment company and (iii) 10% of the Funds' total assets of investment companies in the aggregate.
Illiquid Securities.  Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid assets, including Rule 144A securities deemed illiquid by the Sub-Adviser.  Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.
Futures and Options.  The Funds may utilize exchange-traded futures and options contracts.
Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity at a specified future time and at a specified price.  Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next.  Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.
Futures traders are required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts.  A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date.  Brokers may establish deposit requirements which are higher than the exchange minimums.  Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked-to-market daily.  If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required.  Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder.  Variation margin payments are made to and from the futures broker for as long as the contract remains open.  In such case, the Funds would expect to earn interest income on its margin deposits.  Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously "purchased") in an identical contract to terminate the position.  Brokerage commissions are incurred when a futures contract position is opened or closed.
An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option.  Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract.  The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs.  Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Funds.  The potential for loss related to writing call options on equity securities or indices is unlimited.  The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.
The Funds may purchase and write put and call options on futures contracts that are traded on a U.S. exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions.  There is no guarantee that such closing transactions can be effected.
Restrictions on the Use of Futures Contracts and Options on Futures Contracts. Pursuant to a claim for exemption filed with the Commodity Futures Trading Commission ("CFTC") on behalf of the Funds, neither the Funds nor the Trust are deemed to be a "commodity pool" or "commodity pool operator" ("CPO"), respectively, under the Commodity Exchange Act ("CEA"), and they are not subject to registration or regulation as such under the CEA. The Adviser is not deemed to be a "commodity trading advisor" with respect to its services as an investment adviser to each Fund. In February 2012, however, the CFTC adopted certain regulatory changes that will subject the adviser of an investment company to registration with the CFTC as a CPO if the investment company is unable to comply with certain trading and marketing limitations.

With respect to investments in swap transactions, commodity futures, commodity options or certain other derivatives used for purposes other than bona fide hedging purposes, an investment company must meet one of the following tests under the amended regulations in order to claim an exemption from being considered a "commodity pool" or CPO. First, the aggregate initial margin and premiums required to establish an investment company's positions in such investments may not exceed five percent (5%) of the liquidation value of the investment company's portfolio (after accounting for unrealized profits and unrealized losses on any such investments). Alternatively, the aggregate net notional value of such instruments, determined at the time of the most recent position established, may not exceed one hundred percent (100%) of the liquidation value of the investment company's portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, the investment company may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps and derivatives markets. In the event that the Adviser were required to register as a CPO with respect to the Funds, the disclosure and operations of the Funds would need to comply with all applicable CFTC regulations. Compliance with these additional registration and regulatory requirements would increase operational expenses. Other potentially adverse regulatory initiatives could also develop.
Swap Agreements.  Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the "Counterparty") based on the change in market value or level of a specified rate, index or asset.  In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset.  Swap agreements will usually be done on a net basis, the Funds receiving or paying only the net amount of the two payments.  The net amount of the excess, if any, of the Funds' obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.
The use of interest rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions.  These transactions generally do not involve the delivery of securities or other underlying assets or principal.
The use of swap agreements involves certain risks.  For example, if the Counterparty under a swap agreement defaults on its obligation to make payments due from it, as a result of its bankruptcy or otherwise, the Funds may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays.
Currency Transactions.  Each Fund that invests in non-U.S. securities does not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund's assets that are denominated in a foreign currency.  For the Funds, the Sub-Adviser does not intend, under normal circumstances, to attempt to hedge against currency risk, but the Sub-Adviser may, in certain circumstances, attempt to reduce this risk by entering into forward contracts with banks, brokers or dealers.  Each other Fund that invests in non-U.S. securities may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.
A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time.  Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Cybersecurity.  In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, each Fund is susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service a Fund's operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on a Fund's website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on a Fund's systems.
Cyber security failures or breaches by a Fund's third party service providers (including, but not limited to, the adviser, distributor, custodian, transfer agent, and financial intermediaries), or the subadviser, may cause disruptions and impact the service providers' and a Fund's business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business and the mutual funds to process transactions, inability to calculate a Fund's net asset value, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. A Fund and its shareholders could be negatively impacted as a result of successful cyber-attacks against, or security breakdowns of, a Fund or its third party service providers.
A Fund may incur substantial costs to prevent or address cyber incidents in the future. In addition, there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, a Fund cannot directly control any cyber security plans and systems put in place by third party service providers. Cyber security risks are also present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause a Fund's investment in such securities to lose value.
Convertible Securities. The Funds may invest in convertible securities. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.  The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid and may be required to convert at a time and at a price that is unfavorable to the Funds.  To the extent that the Funds invest in convertible securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature.
Preferred Stock. Each Fund may invest in preferred stock. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the dividend to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

SPECIAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in each Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.

GENERAL

Investment in a Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Securities are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

DERIVATIVES  (Futures Contracts, Options, Forwards and Swaps)

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The various derivative instruments that a Fund may use are described in more detail under "Futures Contracts, Options and Swap Agreements" and "Foreign Currency Transactions" in this Statement of Additional Information. Each Fund may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies.

A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Participation in the options or futures markets, as well as the use of various swap instruments and forward contracts, involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. Risks inherent in the use of options, futures contracts, options on futures contracts, forwards and swaps include: (i) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (ii) the fact that skills needed to use these strategies are different from those needed to select non-derivative portfolio securities; (iii) the potential absence of a liquid secondary market for any particular instrument at any time; (iv) the possible need to defer closing out certain positions to avoid adverse tax consequences; (v) for swaps, additional credit risk and the risk of counterparty default and the risk of failing to correctly evaluate the creditworthiness of the company on which the swap is based and (vi) the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for a Fund to sell the security at a disadvantageous time, due to the requirement that the Fund maintain "cover" or collateral securities in connection with the use of certain derivatives.

A Fund could lose the entire amount it invests in futures. The loss from investing in other derivatives is potentially unlimited. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a Fund may invest. Each Fund limits its investment in futures contracts so that the notional value (meaning the stated contract value) of the futures contracts does not exceed the net assets of the Fund.

Furthermore, regulatory requirements for the Funds to set aside assets to meet their obligations with respect to derivatives may result in a Fund being unable to purchase or sell securities when it would otherwise be favorable to do so, or in a Fund needing to sell securities at a disadvantageous time. A Fund may also be unable to close out its derivatives positions when desired. Investments in derivatives can cause the Funds to be more volatile and can result in significant losses.

Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances. Upon the expiration of a particular contract, the Adviser or a Sub-Adviser may wish to retain a Fund's position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") and related regulatory developments require the clearing and exchange-trading of certain standardized OTC derivative instruments that the CFTC and SEC defined as "swaps" and "security-based swaps," respectively. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and CFTC approval of contracts for central clearing and exchange trading. In a cleared swap, a Fund's ultimate counterparty is a central clearinghouse rather than a swap dealer, bank or other financial institution. A Fund enters into cleared swaps through an executing broker. Such transactions are then submitted for clearing and, if cleared, will be held at regulated futures commission merchants ("FCMs") that are members of the clearinghouse that serves as the central counterparty. When a Fund enters into a cleared swap, it must deliver to the central counterparty (via an FCM) an amount referred to as "initial margin." Initial margin requirements are determined by the central counterparty, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a "variation margin" amount may also be required to be paid by a Fund or may be received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the price of the underlying reference asset subject to the swap agreement. At the conclusion of the term of the swap agreement, if a Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If a Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If a Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Central clearing is designed to reduce counterparty credit risk compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant's swap, but it does not eliminate those risks completely. There is also a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a swap contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers or central counterparty's clearing members. If the FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund's assets, which are held in an omnibus account with assets belonging to the FCM's other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Certain swaps have begun trading on exchanges called swap execution facilities. Exchange-trading is expected to increase liquidity of swaps trading.

In addition, with respect to cleared swaps, a Fund may not be able to obtain as favorable terms as it would be able to negotiate for an uncleared swap. In addition, an FCM may unilaterally impose position limits or additional margin requirements for certain types of swaps in which a Fund may invest. Central counterparties and FCMs generally can require termination of existing cleared swap transactions at any time, and can also require increases in margin above the margin that is required at the initiation of the swap agreement. Margin requirements for cleared swaps vary on a number of factors, and the margin required under the rules of the clearinghouse and FCM may be in excess of the collateral required to be posted by a Fund to support its obligations under a similar uncleared swap. However, regulators are expected to adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could change this comparison.

The Funds are also subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, the central counterparty would void the trade. Before a Fund can enter into a new trade, market conditions may become less favorable to the Fund.

Futures and Options Transactions

Positions in futures contracts and options may be closed out only on an exchange which provides a secondary market therefore. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the applicable Fund may be required to make delivery of the instruments underlying futures contracts it has sold.

Each Fund will minimize the risk that it will be unable to close out a futures or options contract by only entering into futures and options for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts, when available, in this manner. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to that which is comparable to what they would have incurred through direct investment in securities. Utilization of futures transactions by a Fund involves the risk of imperfect or even negative correlation to its Index if the index underlying the futures contracts differs from the Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option.

Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Risks of Swap Agreements

Bi-lateral swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor.  Some interest rate and credit default swaps are currently subject to central clearing and exchange trading.  Although exchange-trading and clearing decreases the counterparty risk involved in bi-laterally negotiated contracts and increase market liquidity, exchange-trading and clearing will not make the contracts risk-free.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

It is possible that developments in the swaps market, including government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Where swap agreements are two party contracts that may be subject to contractual restrictions on transferability and termination and because they may have terms of greater than seven days, they may be considered to be illiquid and subject to a Fund's limitation on investments in illiquid securities. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest.

If a Fund uses a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many swaps are complex and often valued subjectively.

EQUITY SECURITIES

The value of equity securities fluctuates in response to general market and economic conditions (market risk) and in response to the fortunes of individual companies (company risk). Therefore, the value of an investment in the Funds that hold equity securities may decrease. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. Also, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets. Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of equity securities. These developments and changes can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general.

NON-U.S. AND EMERGING MARKETS SECURITIES

A Fund's return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country. Non-U.S. markets, economies and political systems may be less stable than U.S. markets, and changes in exchange rates of foreign currencies can affect the value of a Fund's foreign assets. Non-U.S. laws and accounting standards typically are not as comprehensive as they are in the U.S. and there may be less public information available about foreign companies. Non-U.S. securities markets may be less liquid and have fewer transactions than U.S. securities markets. Additionally, international markets may experience delays and disruptions in securities settlement procedures for a Fund's portfolio securities. Investments in foreign countries could be affected by potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the U.S.

Non-U.S. securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. Less information may be available about foreign companies than about domestic companies, and foreign companies generally may not be subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

Investing in emerging market securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for a Fund's portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

RISKS OF CURRENCY TRANSACTIONS

The Funds may, in certain circumstances, attempt to hedge against the Funds' currency risk by entering into forward contracts.  Hedging the Fund's currency risks involves the risk of mismatching the Fund's objectives under a forward or futures contract with the value of securities denominated in a particular currency.  Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken.  There is an additional risk to the effect that currency contracts create exposure to currencies in which a Fund's securities are not denominated.  Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.  In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical.  Significant changes, including changes in liquidity prices, can occur in such markets within very short periods of time, often within minutes.  Foreign exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency.  If a Fund utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose and may lower the Fund's return.  A Fund could experience losses if the value of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market.  In addition, a Fund could incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

TAX RISKS

As with any investment, you should consider how your investment in Shares of a Fund will be taxed. The tax information in the Prospectus and this Statement is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares of a Fund.

CONTINUOUS OFFERING

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to Shares of a Fund are reminded that under Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that a Fund's prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

MANAGEMENT

Trustees and Officers

The general supervision of the duties performed by the Adviser for each Fund under the Investment Advisory Agreement is the responsibility of the Board of Trustees.  The Trust currently has four Trustees.  Three Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser.  These are the "non-interested" or "independent" Trustees ("Independent Trustees").  The other Trustee (the "Interested Trustee") is affiliated with the Adviser.

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex  overseen by each Independent Trustee, and other directorships, if any, held by the Trustee are shown below.
Independent Trustees

Name, Address & Year of Birth*	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees***	Other Directorships Held by Trustees
Mary K. Anstine, 1940	Trustee	Since March 2008
Ms. Anstine was formerly an Executive Vice President of First Interstate Bank of Denver until 1994, President/Chief Executive Officer of HealthONE Alliance, Denver, Colorado, from 1994 to 2004, and has been retired since 2004.   Ms. Anstine is also Trustee/Director of the following: AV Hunter Trust and Colorado Uplift Board.  Ms. Anstine was formerly a Director of the Trust Bank of Colorado (later purchased and now known as Northern Trust Bank), HealthONE and Denver Area Council of the Boy Scouts of America and a member of the American Bankers Association Trust Executive Committee.
				[46]	Ms. Anstine is a Trustee of ALPS Variable Investment Trust (9 funds); Financial Investors Trust (31 funds); Reaves Utility Income Fund; and Westcore Trust (12 funds).

Jeremy W. Deems, 1976	Trustee	Since March 2008
Mr. Deems is the Co-Founder, Chief Financial Officer of Green Alpha Advisors, LLC. Mr. Deems is Co-Portfolio Manager of the Shelton Green Alpha Fund. Prior to joining Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company.
			[46]	Mr. Deems is a Trustee of ALPS Variable Investment Trust (9 funds); Financial Investors Trust (31 funds); Clough Funds Trust (1 fund); and Reaves Utility Income Fund.

Rick A. Pederson, 1952	Trustee	Since March 2008
Mr. Pederson is President, Foundation Properties, Inc. (a real estate investment management company), 1994 - present; Advisory Board Member, Bow River Capital Partners (private equity management), 2003 - present; Advisor, Pauls Corporation (real estate investment management and development), 2008 - present; Chairman, Ross Consulting Group (real estate consulting services) 1983-2013; Advisory Board, Neenan Company (construction services) 2002-present; Board Member, Prosci, Inc. (private business services), 2013-present; Board Member, Citywide Banks (Colorado community bank) 2014-present; Board member, Professional Pediatric Health Care (a Denver-based home nursing firm) 2014 – present; Director, National Western Stock Show (not-for-profit organization); Director, Biennial of the Americas (not-for-profit organization).
			[24]	Mr. Pederson is Trustee of Westcore Trust (12 funds) and Principal Real Estate Income Fund (1 fund).

*	The business address of the Trustee is c/o ALPS Advisors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.
***	The Fund Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. provides investment advisory services.

The Trustee who is affiliated with the Adviser or affiliates of the Adviser and executive officers of the Trust, his term of office and length of time served, his principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Interested Trustee and the other directorships, if any, held by the Trustee, are shown below.

Interested Trustee

Name, Address and Year of Birth of Interested Trustee *	Position(s) Held with Trust	Term of Office and Length of Time Served **	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees***	Other Directorships Held by Trustees
Thomas A. Carter, 1966	Trustee and President	Since March 2008
Mr. Carter joined ALPS Fund Services, Inc. ("ALPS") in 1994 and is currently President and Director of ALPS Advisors, Inc. ("AAI"), and ALPS Portfolio Solutions Distributor, Inc. ("APSD") and Executive Vice President and Director of ALPS and ALPS Holdings, Inc. ("AHI"), and ALPS Distributors, Inc. ("ADI"). Because of his position with AHI, ALPS, ADI, APSD and AAI, Mr. Carter is deemed an affiliate of the Fund as defined under the 1940 Act. Before joining ALPS, Mr. Carter was with Deloitte & Touche LLP, where he worked with a diverse group of clients, primarily within the financial services industry. Mr. Carter is a Certified Public Accountant and received his Bachelor of Science in Accounting from the University of Colorado at Boulder.
				[34]	Mr. Carter is a Trustee of ALPS Variable Investment Trust (9 funds) and Principal Real Estate Income Fund (1 fund)

*	The business address of the Trustee is c/o ALPS Advisors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.
***	The Fund Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. provides investment advisory services.

Officers

Name, Address and Year of Birth of Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Melanie Zimdars, 1976	Chief Compliance Officer ("CCO")	Since December 2009
Ms. Zimdars currently serves as a Deputy Chief Compliance Officer with ALPS.  Prior to joining ALPS in September 2009, Ms. Zimdars served as Principal Financial Officer, Treasurer and Secretary for the Wasatch Funds from February 2007 to December 2008.   Because of her position with ALPS, Ms. Zimdars is deemed an affiliate of the Trust as defined under the 1940 Act.  Ms. Zimdars is also the CCO of ALPS Variable Investment Trust, Liberty All-Star Growth Fund, Inc., Liberty All-Star Equity Fund, Broadview Funds Trust, BLDRS Index Funds Trust and PowerShares QQQ Trust.

Patrick D. Buchanan, 1972	Treasurer	Since June 2012
Mr. Buchanan is Vice President of AAI. Mr. Buchanan joined ALPS in 2007 and because of his position with AAI, he is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Buchanan is also Treasurer of the ALPS Variable Insurance Trust, Clough Funds Trust and Principal Real Estate Income Fund.

William Parmentier, 1952	Vice President	Since March 2008
Mr. Parmentier is Chief Investment Officer, AAI (since 2006); President and Chief Executive Officer of the Liberty All-Star Funds (since April 1999); Senior Vice President (2005-2006), Banc of America Investment Advisors, Inc. Because of his position with AAI, Mr. Parmentier is deemed an affiliate of the Trust as defined under the 1940 Act.

Abigail J. Murray, 1975	Secretary	Since June 2015
Ms. Murray joined ALPS in April 2015. She is currently Vice President and Senior Counsel of ALPS. Prior to joining ALPS, Ms. Murray was an Attorney and Managing Member at Murray & Rouvina PLC from  2014 to 2015 and an Associate with Vedder Price P.C. from 2007 to 2014.  Because of her position with ALPS, Ms. Murray is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Murray is also the Secretary of The Caldwell & Orkin Funds, Inc., Clough Global Opportunities Fund, Clough Global Allocation Fund, Clough Global Equity Fund and Clough Funds Trust.

Jennifer A. Craig 1973	Assistant Secretary	Since October 2013
Ms. Craig joined ALPS in 2007 and is currently Assistant Vice President and Paralegal Manager. Prior to joining ALPS, Ms. Craig was Legal Manager at Janus Capital Management LLC and served as Assistant Secretary of Janus Investment Fund, Janus Adviser Series and Janus Aspen Series.  Because of her position with ALPS, Ms. Craig is deemed an affiliate of the Trust as defined under the 1940 Act.

*	The business address of each Officer is c/o ALPS Advisors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	This is the period for which the Officer began serving the Trust. Each Officer serves an indefinite term, until her/her successor is elected.

Additional Information About the Trustees' Qualifications and Experience
The following is a brief discussion of the specific education, experience, qualifications, or skills that led to the conclusion, as of the date of this SAI, that each person identified below should serve as a Trustee for the Trust.
Mary K. Anstine
Ms. Anstine has been an Independent Trustee of the Trust since March 25, 2008.  Currently retired, Ms. Anstine has over 30 years of financial services experience.  Most recently, she was President and CEO of HealthONE Alliance, Denver, Colorado from 1994 through 2004.  From 1964 to 1994, Ms. Anstine held positions leading up to Executive Vice President of First Interstate Bank.  She was selected to serve as a Trustee of the Trust based on her business and financial services experience.

Jeremy W. Deems
Mr. Deems has been an Independent Trustee of the Trust since March 25, 2008.  In 2007, Mr. Deems co-founded Green Alpha Advisors, LLC, a registered investment adviser, for which he currently serves as Co-Founder  and Chief Financial Officer.  Prior to co-founding Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, investment advisor to the Forward Funds, ReFlow Management Co., LLC, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company, from 1998 to June 2007.  Mr. Deems received a B.S. and a MBA in finance from Saint Mary's College of California and is a licensed Certified Public Accountant and a member of the American Institute of Certified Public Accountants. He was selected to serve as a Trustee of the Trust based on his business, financial services, accounting and investment management experience.
Rick A. Pederson
Mr. Pederson has been an Independent Trustee of the Trust since March 25, 2008.  He currently serves as President of Foundation Properties, Inc., a real estate investment manager, is an Advisory Board member at Bow River Capital Partners, a private equity investment management firm.  Mr. Pederson is also Advisor of the Pauls Corporation, a real estate investment management and development company, an Advisory Board member at Neenan Co., a construction services company, a Board Member of Prosci Inc., a private business services company, a Board member of Citywide Banks, a community bank, a Board member of Professional Pediatric Health Care, a home nursing services firm, and a Director of two not-for-profit organizations, the National Western Stock Show and Biennial of the Americas.  He has previously served as Chairman of Ross Consulting Group, a real estate consulting service.  He was selected to serve as a Trustee of the Trust based on his business and financial services experience.
Thomas A. Carter
Mr. Carter has been an Interested Trustee and Chairman of the Trust since March 25, 2008.  Mr. Carter joined ALPS Fund Services, Inc., the Funds' administrator, in 1994 and currently serves as President of ALPS Portfolio Solutions Distributor, Inc., the Funds' principal underwriter, and ALPS Advisors, Inc., the Funds' investment adviser. Before joining ALPS, Mr. Carter was with Deloitte & Touche LLP, where he worked with a diverse group of clients, primarily within the financial services industry. Mr. Carter is a Certified Public Accountant and received his Bachelor of Science in Accounting from the University of Colorado at Boulder.  He was selected to serve as a Trustee of the Trust based on his business, accounting, financial services and investment management experience.
Leadership Structure and Oversight Responsibilities
Overall responsibility for oversight of each Fund rests with the Trustees. The Trust has engaged the Adviser to manage each Fund on a day-to day basis. The Board is responsible for overseeing the Adviser and other service providers in the operations of each Fund in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust's charter. The Board is currently composed of four members, three of whom are Independent Trustees. The Board meets at regularly scheduled quarterly meetings each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. As described below, the Board has established a Nominating and Governance Committee and an Audit Committee, and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities.

The Board has appointed Thomas A. Carter, an Interested Trustee, to serve in the role of Chairman. The Chairman's role is to preside at all meetings of the Board and to act as a liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings. The Chairman and may also perform such other functions as may be delegated by the Board from time to time.  The Board has determined not to appoint a lead independent trustee.  The Board reviews matters related to its leadership structure annually. The Board has determined that the Board's leadership structure is appropriate given the Trust's characteristics and circumstances.  These include the Trust's multiple series of Fund shares, each Fund's single portfolio of assets, each Fund's net assets and the services provided by the Funds' service providers.
Risk oversight forms part of the Board's general oversight of each Fund and is addressed as part of various Board and Committee activities. As part of its regular oversight of each Fund, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Fund management, the Adviser, the Funds' Chief Compliance Officer, the Funds' legal counsel and the independent registered public accounting firm for the Fund regarding risks faced by each Fund. The Board, with the assistance of Fund management and the Adviser, reviews investment policies and risks in connection with its review of each Fund's performance. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of each Fund's compliance program and reports to the Board regarding compliance matters for each Fund and its principal service providers. In addition, as part of the Board's periodic review of each Fund's advisory and other service provider agreements, the Board may consider risk management aspects of these service providers' operations and the functions for which they are responsible.
None of the Independent Trustees own securities in the Adviser or the Distributor, nor do they own securities in any entity directly controlling, controlled by, or under common control with the Adviser or the Distributor.
Audit Committee.  The Board has an Audit Committee which considers such matters pertaining to the Trust's books of account, financial records, internal accounting controls and changes in accounting principles or practices as the Trustees may from time to time determine.  The Audit Committee also considers the engagement and compensation of the independent registered public accounting firm ("Firm") and ensures receipt from the Firm of a formal written statement delineating relationships between the Firm and the Trust, consistent with Public Company Accounting Oversight Board Rule 3526.  The Audit Committee also meets privately with the representatives of the Firm to review the scope and results of audits and other duties as set forth in the Audit Committee's Charter.  The Audit Committee members, each of whom are Independent Trustees are: Ms. Anstine and Messrs. Deems (Chairman) and Pederson.  The Audit Committee met [twice] during the fiscal year ended November 30, 2015.
Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee meets periodically to advise and assist the Board in selecting nominees to serve as trustees of the Trust.  The Nominating and Corporate Governance Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard.  The Nominating and Corporate Governance Committee also advises and assists the Board in establishing, implementing and executing policies, procedures and practices that assure orderly and effective governance of the Trust and effective and efficient management of all business and financial affairs of the Trust.  Members of the Nominating and Corporate Governance Committee are currently: Ms. Anstine (Chairman) and Messrs. Deems and Pederson.  The Nominating and Corporate Governance Committee of the Board met [once] during the fiscal year ended November 30, 2015.
Shareholder Nominations.  The Board will consider shareholder nominees for Trustees.  All nominees must possess the appropriate characteristics, skills and experience for serving on the Board.  In particular, the Board and its Independent Trustees will consider each nominee's integrity, educational, professional background, understanding of the Trust's business on a technical level and commitment to devote the time and attention necessary to fulfill a Trustee's duties.  All shareholders who wish to recommend nominees for consideration as Trustees shall submit the names and qualifications of the candidates to the Secretary of the Trust by writing to: ALPS ETF Trust, 1290 Broadway, Suite 1100, Denver, Colorado, 80203.

As of December 31, 2015, the dollar range of equity securities in the Funds beneficially owned by the Interested Trustee were as follows:

Interested Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Thomas A. Carter	[ ]	[ ]

As of December 31, 2015, the dollar range of equity securities in the Funds beneficially owned by Independent Trustees were as follows:

Independent Trustees	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Mary K. Anstine	[ ]	[ ]
Jeremy W. Deems	[ ]	[ ]
Rick Pederson	[ ]	[ ]

Remuneration of Trustees and Officers
Each Independent Trustee receives (1) a quarterly retainer of $5,000, (2) a per meeting fee of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. The following chart provides certain information about the Trustee fees paid by the Trust for the fiscal year ended November 30, 2015:
	Aggregate Compensation From the Trust		Pension Or Retirement Benefits Accrued As Part of Portfolio Expenses		Estimated Annual Benefits Upon Retirement		Aggregate Compensation From The Trust And Portfolio Complex Paid To Trustees(1)
Mary K. Anstine, Trustee	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Jeremy W. Deems, Trustee	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Rick A. Pederson, Trustee	$	[ ]	$	[ ]	$	[ ]	$	[ ]

(1)	The Fund Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. provides investment advisory services.

Officers who are employed by the Adviser receive no compensation or expense reimbursements from the Trust.
Adviser.  The Funds are managed by the Adviser.  The Adviser, a wholly owned subsidiary of ALPS Holdings, Inc. ("ALPS Holdings"), subject to the authority of the Board, is responsible for the overall management and administration of each Fund's business affairs.  The Adviser commenced business operations in December 2006 upon the acquisition of an existing investment advisory operation and is registered with the SEC as an investment adviser.  The Adviser's principal address is 1290 Broadway, Suite 1100, Denver, CO 80203.  The Adviser is an affiliate of ALPS Fund Services, Inc., who serves as the Funds' administrator, and ALPS Distributors, Inc., who serves as Distributor to the Funds.
Located in Denver, Colorado, ALPS Holdings, a wholly owned subsidiary of DST Systems, Inc., was founded in 2005 and assumed the business of ALPS Financial Services, which was founded in 1985 as a provider of fund administration and fund distribution services.  Since then, ALPS Holdings has added additional services, including fund accounting, transfer agency, shareholder services, active distribution, legal, tax and compliance services.  As of [ ], ALPS Advisors, Inc. manages over [ ] in assets.
Investment Advisory Agreement.
Pursuant to an Investment Advisory Agreement between the Adviser and the Trust, the Adviser is responsible for all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Funds' business.
The Funds' unitary advisory fees as a percentage of net assets are:
Fund	Advisory Fee
RiverFront Dynamic US Dividend Advantage ETF	[ ]%
RiverFront Price Dynamic US Flex-Cap ETF	[ ]%

Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder.  The initial term of the Investment Advisory Agreement is two years and continues thereafter only if approved annually by the Board, including a majority of the Independent Trustees.  The Investment Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Funds by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of that Funds' outstanding voting securities on 60 days written notice to the Adviser, or by the Adviser on 60 days written notice to the Fund.

Sub-Adviser.

RiverFront Investment Group, LLC ("RiverFront") acts as the Funds' investment sub-adviser pursuant to a sub-advisory agreement with the Adviser on behalf of the Funds (the "Sub-Advisory Agreement").   Pursuant to the Sub-Advisory Agreement, RiverFront furnishes the investment program for the Funds and manages the investment and reinvestment of the Funds' assets on an ongoing basis in partnership with the Adviser. Pursuant to the Sub-Advisory Agreement, the Adviser pays RiverFront a sub-advisory fee for the services it provides to each Fund, payable on a monthly basis at the annual rate of [ ]% of the Funds' average daily net assets.

Other Accounts Managed by the Portfolio Manager; Compensation of the Portfolio Manager.

Information regarding the other accounts managed by the portfolio managers as of [  ], 2015, is set forth below:

	Accounts Managed			Accounts With Respect to Which the Advisory Fee is based on the Performance of the Account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Michael Jones, CFA	Registered Investment Companies	[ ]	[ ]	N/A	N/A
	Other Pooled investment vehicles	[ ]	N/A	N/A	N/A
	Other Accounts	[ ]	[ ]	N/A	N/A
Doug Sandler, CFA	Registered Investment Companies	[ ]	[ ]	N/A	N/A
	Other Pooled investment vehicles	N/A	N/A	N/A	N/A
	Other Accounts	[ ]	[ ]	N/A	N/A
Kevin Nicholson, CFA	Registered Investment Companies	[ ]	[ ]	N/A	N/A
	Other Pooled investment vehicles	N/A	N/A	N/A	N/A
	Other Accounts	[ ]	[ ]	N/A	N/A

	Accounts Managed			Accounts With Respect to Which the Advisory Fee is based on the Performance of the Account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Adam Grossman, CFA	Registered Investment Companies	[ ]	[ ]	N/A	N/A
	Other Pooled investment vehicles	N/A	N/A	N/A	N/A
	Other Accounts	[ ]	[ ]	N/A	N/A
Chris Konstantinos, CFA	Registered Investment Companies	[ ]	[ ]	N/A	N/A
	Other Pooled investment vehicles	N/A	N/A	N/A	N/A
	Other Accounts	[ ]	[ ]	N/A	N/A
Sam Turner, CMT	Registered Investment Companies	[ ]	[ ]	N/A	N/A
	Other Pooled investment vehicles	N/A	N/A	N/A	N/A
	Other Accounts	[ ]	[ ]	N/A	N/A
Scott Hays	Registered Investment Companies	[ ]	[ ]	N/A	N/A
	Other Pooled investment vehicles	N/A	N/A	N/A	N/A
	Other Accounts	[ ]	[ ]	N/A	N/A

Portfolio Manager Compensation Structure Disclosure

The Adviser is not responsible for the day-to-day management of the Funds. However, the Adviser will be responsible for effecting all security transactions for the Funds' assets and, in placing orders for the sale and purchase of securities for the Funds, the Adviser will be responsible for seeking the best execution of such orders.

RiverFront

The Sub-Adviser compensates portfolio managers with a base salary and an annual performance-based bonus. The performance-based bonus is based on the portfolio manager's individual contribution to the performance of their given investment mandate and success of the firm. Portfolio managers may also own and may be offered an opportunity to purchase or sell interests in the Sub-Adviser or its holding company.

RiverFront and the Fund have adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for RiverFront and the individuals that it employs. For example, RiverFront seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style. RiverFront has also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by RiverFront and the Funds will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

These potential conflicts include:

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund's ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Investment Program. The Funds will be included as a part of a broader investment program developed by the Sub-Adviser and managed by the portfolio managers. The portfolio managers will be required to satisfy their duties to both the Funds and the accounts that invest in these broader programs. Conflicts may arise when the portfolio managers attempt to satisfy the needs of each type of customer. The Sub-Adviser has developed procedures to address these potential conflicts.

Selection of Brokers/Dealers. With respect to securities transactions for the Funds, the Adviser determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which the Adviser acts as adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of a Fund or other account(s) involved.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment adviser's management fee and/or the portfolio manager's compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment adviser and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager's performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Securities Ownership of the Portfolio Manager. Because the Funds are newly organized, the portfolio managers do not own shares of the Funds.

Administrator.  ALPS Fund Services, Inc. ("ALPS Fund Services") serves as the Trust's administrator.  Pursuant to an administration agreement, ALPS Fund Services provides certain administrative, bookkeeping and accounting services to the Trust.  For the services, ALPS Fund Services receives a fee, accrued daily and paid monthly by the Adviser from the management fee.  ALPS Fund Services is located at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

Custodian and Transfer Agent.  State Street Bank and Trust Company ("SSB"), also serves as custodian for the Funds pursuant to a Custodian Agreement.  As custodian, SSB holds each Fund's assets, calculates the NAV of Shares and calculates net income and realized capital gains or losses. SSB also serves as transfer agent of the Funds pursuant to a Transfer Agency Agreement.  As compensation for the foregoing services, SSB receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from the management fee.

Distributor.  ALPS Portfolio Solutions Distributor, Inc. is the distributor of the Funds' Shares.  Its principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203.  The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares.  Shares are continuously offered for sale by each Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading "Creation and Redemption of Creation Units."

Financial Intermediary Compensation. The Adviser and/or its subsidiaries or affiliates ("ALPS Entities") may pay certain broker-dealers and other financial intermediaries ("Intermediaries") for certain activities related to certain Funds ("Payments"). Any Payments made by ALPS Entities will be made from their own assets and not from the assets of the Funds. Although a portion of ALPS Entities' revenue comes directly or indirectly in part from fees paid by the Funds, Payments do not increase the price paid by investors for the purchase of shares of, or the cost of owning, a Fund. ALPS Entities may make Payments for Intermediaries to participate in activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about the Funds or for other activities, such as participation in marketing activities and presentations, educational training programs, the support of technology platforms and/or reporting systems. ALPS Entities may also make Payments to Intermediaries for certain printing, publishing and mailing costs associated with the Funds or materials relating to exchange-traded funds in general. In addition, ALPS Entities may make Payments to Intermediaries that make Shares available to their clients or for otherwise promoting the Funds. Payments of this type are sometimes referred to as revenue-sharing payments. The Adviser has established revenue-sharing arrangements with Charles Schwab & Co., Inc. ("Schwab") and Raymond James Financial Services, Inc. ("Raymond James"). Under these arrangements, Schwab and Raymond James have agreed not to charge their customers any trading commissions when those customers purchase or sell shares of certain Funds online. In addition, Schwab and Raymond James will promote the availability of commission-free trading for certain Funds to their customers.

Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your salesperson or other investment professional may also be significant for your salesperson or other investment professional. Because an Intermediary may make decisions about which investment options it will recommend or make available to its clients or what services to provide for various products based on payments it receives or is eligible to receive, Payments create conflicts of interest between the Intermediary and its clients and these financial incentives may cause the Intermediary to recommend the Funds over other investments. The same conflict of interest exists with respect to your salesperson or other investment professional if he or she receives similar payments from his or her Intermediary firm.

ALPS Entities may determine to make Payments based on any number of metrics. For example, ALPS Entities may make Payments at year-end or other intervals in a fixed amount, an amount based upon an Intermediary's services at defined levels or an amount based on the Intermediary's net sales of one or more Funds in a year or other period, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. The Adviser anticipates that the Payments paid by ALPS Entities in connection with the Funds will be immaterial to ALPS Entities in the aggregate for the current fiscal year. Please contact your salesperson or other investment professional for more information regarding any Payments his or her Intermediary firm may receive. Any payments made by the ALPS Entities to an Intermediary may create the incentive for an Intermediary to encourage customers to buy shares of the Funds.

Aggregations.  Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor.  The Distributor will deliver the Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it.  The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the Financial Industry Regulatory Authority ("FINRA").

The Distribution Agreement for the Funds provides that it may be terminated as to a Fund at any time, without the payment of any penalty, on at least 60 days written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund.  The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Fund Shares.  Such Soliciting Dealers may also be Participating Parties (as defined in "Procedures for Creation of Creation Unit Aggregations" below) and DTC Participants of the Depository Trust Company (the "DTC") (as defined in "DTC Acts as Securities Depository" below).

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions.  Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances.  In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers.  The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers.

In seeking to implement the Trust's policies, the Adviser effects transactions with those brokers and dealers that the Adviser believes provide the most favorable prices and are capable of providing efficient executions.  None of the Adviser or its affiliates currently participate in soft dollar transactions.

The Adviser assumes general supervision over placing orders on behalf of each Fund for the purchase or sale of portfolio securities.  If purchases or sales of portfolio securities by a Fund and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities may be allocated among the Fund, the several investment companies and clients in a manner deemed equitable to all by the Adviser.  In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as a Fund is concerned.  However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to a Fund.  The primary consideration is prompt execution of orders at the most favorable net price.

ADDITIONAL INFORMATION CONCERNING THE TRUST

The Trust is an open-end management investment company registered under the 1940 Act.  The Trust was organized as a Delaware statutory trust on September 13, 2007.

The Trust is authorized to issue an unlimited number of shares in one or more series or "funds."  The Trust consists of of [twenty-seven] currently created funds.  The Board of Trustees of the Trust has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval.

Each Share issued by a Fund has a pro rata interest in the assets of the Fund.  Fund Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable.  Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to a Fund, and in the net distributable assets of the Fund on liquidation.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder.  Shares of all Funds of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular fund, and, if a matter affects a particular fund differently from other funds, the shares of that fund will vote separately on such matter.

The Declaration of Trust may, except in limited circumstances, be amended or supplemented by the Trustees without shareholder vote.  The holders of Fund shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to a Fund, and ownership of Fund shares may be disclosed by a Fund if so required by law or regulation.

The Trust is not required and does not intend to hold annual meetings of shareholders.  Shareholders owning more than 51% of the outstanding shares of the Trust have the right to call a special meeting to remove one or more Trustees or for any other purpose.

The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, 1290 Broadway, Suite 1100, Denver, Colorado 80203.

Control Persons.  As of the date of this SAI, no entity owns of record 5% or more of the outstanding Shares of the Fund.

Book Entry Only System.  The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Book Entry."

DTC Acts as Securities Depository for Fund Shares.  Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates.  DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC.  More specifically, DTC is owned by a number of its DTC Participants and by the NYSE Arca and FINRA.  Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants.  Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants).  Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is affected as follows.  Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of each Fund held by each DTC Participant.  The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant.  The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners.  In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares.  DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of each Fund as shown on the records of DTC or its nominee.  Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law.  Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Proxy Voting.  The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Adviser.    The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A of this SAI.  The Board will periodically review each Fund's proxy voting record.

The Trust is required to disclose annually each Fund's complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31.  Form N-PX for each Fund also will be available at no charge upon request by calling 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.  Each Fund's Form N-PX also is available on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule.  The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund's portfolio holdings with the SEC on Form N-Q.  The Trust will also disclose a complete schedule of each Fund's portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters.  Form N-Q and Form N-CSR for each Fund will be available on the SEC's website at http://www.sec.gov.  Each Fund's Form N-Q and Form N-CSR may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-5850.  Each Fund's Form N-Q and Form N-CSR will be available without charge, upon request, by calling 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado  80203.

Portfolio Holdings Policy.  The Trust has adopted a policy regarding the disclosure of information about the Trust's portfolio holdings.  Each Fund and its service providers may not receive compensation or any other consideration (which includes any agreement to maintain assets in each Fund or in other investment companies or accounts managed by the Adviser, Sub-Adviser or any affiliated person of the Adviser or Sub-Adviser) in connection with the disclosure of portfolio holdings information of each Fund.  The Trust's policy is implemented and overseen by the Chief Compliance Officer of each Fund, subject to the oversight of the Board.  Periodic reports regarding these procedures will be provided to the Board.  The Board must approve all material amendments to this policy.  Each Fund's complete portfolio holdings are publicly disseminated each day each Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites.  In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the NYSE Arca via the National Securities Clearing Corporation ("NSCC").  The basket represents one Creation Unit of each Fund.  The Trust, the Adviser, Sub-Advisers and the Distributor will not disseminate non-public information concerning the Trust.

Codes of Ethics.  Pursuant to Rule 17j-1 under the 1940 Act, the Board has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser, Sub-Adviser and the Distributor (collectively the "Codes").  The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person's employment activities and that actual and potential conflicts of interest are avoided.

The Codes apply to the personal investing activities of Trustees and officers of the Trust, the Adviser and the Distributor ("Access Persons").  Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons.  Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes.  The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by each Fund.  In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements.  The Codes are on file with the SEC, and are available to the public.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation.  The Trust issues and sells Shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at its NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A "Business Day" is any day on which the NYSE is open for business.  As of the date of this SAI, the NYSE observes the following holidays:  New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash.  The consideration for purchase of Creation Unit Aggregations of each Fund (except as noted below) generally consists of the in-kind deposit of a designated portfolio of securities — the "Deposit Securities" — per each Creation Unit Aggregation and an amount of cash — the "Cash Component" — computed as described below.  Each Fund may effect creations largely or wholly for cash. Together, the Deposit Securities and/or the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of each Fund.

The Cash Component is sometimes also referred to as the Balancing Amount.  The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below).  The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the "Deposit Amount" — an amount equal to the market value of the Deposit Securities.  If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component.  If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Custodian, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, prior to the opening of business on the NYSE Arca (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund that effects creations wholly or partly in-kind.

Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of a Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser with a view to the investment objective of the Fund.  With respect to the Funds, the Trust intends to require the substitution of an amount of cash (i.e., a "cash in lieu" amount) to replace any Deposit Security that is a TBA transaction. The amount of cash contributed will be equal to the price of the TBA transaction listed as a Deposit Security. In addition, to the extent a Fund effects creations wholly or partly in-kind, the Trust reserves the right to permit or require the substitution of an amount of cash — i.e., a "cash in lieu" amount — to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC, or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the applicable Fund.

Procedures for Creation of Creation Unit Aggregations.  To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be a DTC Participant (see the Book Entry Only System section), that has executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement").  A DTC Participant that has executed a Participant Agreement is referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement.  All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

[All orders to create Creation Unit Aggregations must be received by the Distributor no later than the closing time of the regular trading session on the NYSE ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of a Fund as next determined on such date after receipt of the order in proper form.  In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m., Eastern time on the trade date.  A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason.  The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the "Placement of Creation Orders" section).  Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.]

All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant.  In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required.  Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement.  In such cases there may be additional charges to such investor.  At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement.  Those persons placing orders should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

To the extent a Fund invests in non-U.S. securities, the Custodian shall cause the sub-custodian of the Funds to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its own or another investor's behalf by the closing time of the regular trading session on the NYSE Arca on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the contractual settlement date.

The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the contractual settlement date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

[Placement of Creation Orders.  Fund Deposits must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by the Adviser and the Distributor.  The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date.]

[All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding.  The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date.  An order to create Creation Unit Aggregations is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.  However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be canceled.  Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component.  The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.]

Additional transaction fees may be imposed in the circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units.  (See Creation Transaction Fee section below).

[Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below.  In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit").  The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day.  If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to a Fund for losses, if any, resulting therefrom.  An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities.  To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities.  Authorized Participants will be liable to the Trust and a Fund for the costs incurred by the Trust in connection with any such purchases.  These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases.  The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust.  In addition, a transaction fee, as described below, will be charged in all cases.  The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.]

Acceptance of Orders for Creation Unit Aggregations.  The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if:  (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to a Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders.  Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Sub-Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events.  The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person.  The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Creation Transaction Fee.  Investors will be required to pay a fixed creation transaction fee, described below, payable regardless of the number of creations made each day.

In addition, in the case of cash creations or where the Trust permits or requires an Authorized Participant to substitute cash in lieu of depositing a portion of the Deposit Securities, the Authorized Participant may be assessed an additional variable charge to compensate a Fund for the costs associated with purchasing the applicable securities. The Trust may adjust these fees from time to time based upon actual experience. As a result, in order to seek to replicate the in-kind creation order process, the Trust expects to purchase, in the secondary market or otherwise gain exposure to, the portfolio securities that could have been delivered as a result of an in-kind creation order pursuant to local law or market convention, or for other reasons ("Market Purchases"). In such cases where the Trust makes Market Purchases, the Authorized Participant will reimburse the Trust for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Trust and the cash in lieu amount (which amount, at the Adviser's or Sub-Adviser's discretion, may be capped), applicable registration fees, brokerage commissions and certain taxes. The Adviser or Sub-Adviser may adjust the transaction fee to the extent the composition of the creation securities changes or cash in lieu is added to the Cash Component to protect ongoing shareholders. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

The standard creation transaction fee for each Fund is set forth below.

FUND	STANDARD CREATION TRANSACTION FEE
[ticker ]	$	[ ]
[ticker ]	$	[ ]

Redemption of Fund Shares in Creation Units Aggregations.  Fund Shares may be redeemed only in Creation Unit Aggregations at its NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day.  The Funds will not redeem Shares in amounts less than Creation Unit Aggregations.  Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust.  There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation.  Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

An Authorized Participant submitting a redemption request is deemed to represent to the Trust that it (or its client) (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the requisite number of Shares to be redeemed and can receive the entire proceeds of the redemption, and (ii) the Shares to be redeemed have not been loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement which would preclude the delivery of such Shares to the Trust. The Trust reserves the right to verify these representations at its discretion, but will typically require verification with respect to a redemption request from the Fund in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Trust, the redemption request will not be considered to have been received in proper form and may be rejected by the Trust.

To the extent a Fund effects redemptions wholly or partly in-kind, the Custodian, through the NSCC, makes available prior to the opening of business on the NYSE Arca (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day.  Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions (or partial cash redemptions) are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities — as announced on the Business Day of the request for redemption received in proper form — plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below.  In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The Funds may effect redemptions largely or wholly in cash.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of a Fund or determination of a Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee.  A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund.  An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed to compensate a Fund for the costs associated with selling the applicable securities. A Fund may adjust these fees from time to time based on actual experience. As a result, in order to seek to replicate the in-kind redemption order process, the Trust expects to sell, in the secondary market, the portfolio securities that will not be delivered as part of an in-kind redemption order ("Market Sales"). In such cases where the Trust makes Market Sales, the Authorized Participant will reimburse the Trust for, among other things, any difference between the market value at which the securities were sold by the Trust and the cash in lieu amount (which amount, at the Investment Adviser's discretion, may be capped), applicable registration fees, brokerage commissions and taxes. To the extent applicable, brokerage commissions incurred in connection with the Trust's sale of portfolio securities will be at the expense of a Fund and will affect the value of all Shares of the Fund; but the Adviser or Sub-Adviser may adjust the transaction fee to the extent the composition of the redemption securities changes or cash in lieu is added to the Cash Redemption Amount to protect ongoing shareholders. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. The standard redemption transaction fees for a Fund otherwise are the same as the standard creation fees set forth above.  In no event will a redemption transaction fee exceed 2% of the amount redeemed.  Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order.

[Placement of Redemption Orders.  Orders to redeem Creation Unit Aggregations must be delivered through a DTC Participant that has executed the Participant Agreement.  An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of a Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time (for the Fund Shares), on the next Business Day immediately following such Transmittal Date (the "DTC Cut-Off-Time") and 2:00 p.m., Eastern Time for any Cash Component, if any owed to a Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed.  After the Trust has deemed an order for redemption received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust. To the extent a Fund invests in non-U.S. securities, however, due to the schedule of holidays in certain countries, the delivery of in-kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the Funds. In addition, for Funds that invest in non-U.S. securities, in connection with taking delivery of shares of Fund Securities upon redemption of shares of the Fund, a redeeming Beneficial Owner, or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.]

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust.  Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of a Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date.  If, however, either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date.  In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by 11:00 a.m. the following Business Day pursuant to a properly submitted redemption order.

For Funds that effect redemptions wholly or partly in-kind, if it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash.  In addition, an investor may request a redemption in cash that the relevant Fund may, in its sole discretion, permit.  In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities).  Each Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV.  Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the relevant Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.  An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash.  The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

Regular Holidays. Each Fund that invests in non-U.S. securities generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of "T" plus three Business Days (i.e., days on which the national securities exchange is open). The Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than T plus three or T plus two in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement period.

The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for each such Fund, in certain circumstances. The holidays applicable to each such Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for a Fund. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

The dates in calendar year 2016 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

*	These worst-case redemption cycles are based on information regarding regular holidays, which may be out of date. Based on changes in holidays, longer (worse) redemption cycles are possible.

TAXES

The following discussion is applicable to all Funds.  Each Fund intends to qualify for and has elected or intends to elect to be treated as a separate regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code, as amended (the "Code").  As a RIC, a Fund will not be subject to U.S. Federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders.  To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements relating to the nature of its income and the diversification of its assets. If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the relevant Fund's current and accumulated earnings and profits.

Each Fund is treated as a separate corporation for federal income tax purposes.  Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus.

Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98.2% of its ordinary income (taking into account certain deferrals and elections) for the calendar year plus 98.2% of its net capital gains for twelve months ended October 31 of such year.  Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of such Fund and if, pursuant to section 351 of the Code, that Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit.  The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Each Fund may make investments that are subject to special federal income tax rules, such as investments in repurchase agreements, money market instruments, convertible securities and structured notes. Those special tax rules can, among other things, affect the timing of income or gain, the treatment of income as capital or ordinary and the treatment of capital gain or loss as long-term or short-term. The application of these special rules would therefore also affect the character of distributions made by the relevant Fund. Each Fund may need to borrow money or dispose of some of its investments earlier than anticipated in order to meet its distribution requirements.

Certain of a Fund's investments may be subject to special U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower-taxed long-term capital gain into higher-taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss, the deductibility of which is more limited, (iv) adversely affect when a purchase or sale of stock or securities is deemed to occur, (v) adversely alter the intended characterization of certain complex financial transactions (vi) cause the Fund to recognize income or gain without a corresponding receipt of cash and (vii) produce non-qualifying income for purposes of the income test required to be satisfied by a RIC. The application of these rules could cause the Fund to be subject to U.S. federal income tax or the nondeductible 4% excise tax and, under certain circumstances, could affect the Fund's status as a RIC. Each Fund will monitor its investments and may make certain tax elections in order to mitigate the effect of these provisions.

Under Section 988 of the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under Section 988 of the Code. Also, certain foreign exchange gains or losses derived with respect to foreign fixed income securities are also subject to Section 988 treatment. In general, therefore, Section 988 gains or losses will increase or decrease the amount of a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain.

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.  Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.  If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, or if at least 50% of the value of a Fund's total assets at the close of each quarter of its taxable year is represented by interests in other RICs, that Fund may elect to "pass through" to its shareholders the amount of foreign taxes paid or deemed paid by that Fund.  If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) its pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his taxable income or to use it (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability.  No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions.  Each shareholder will be notified after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year.  Various other limitations, including a minimum holding period requirement, apply to limit the credit and/or deduction for foreign taxes for purposes of regular federal tax and/or alternative minimum tax.

A Fund may gain commodity exposure through investment in exchange traded funds that are treated as RICs or "qualified publicly traded partnerships" or grantor trusts for U.S. federal income tax purposes.  An exchange traded fund that seeks to qualify as a RIC may gain commodity exposure through investment in commodity-linked notes and in subsidiaries that invest in commodity-linked instruments.  Although the IRS has issued numerous favorable private letter rulings to certain RICs that gain commodity exposure in this manner, such rulings can be relied on only by the taxpayers to whom they are issued.  Moreover, the IRS currently is reconsidering whether and how a RIC should be permitted to gain commodity exposure.  Future IRS guidance (or possibly legislation or other regulatory guidance) could limit the ability of an exchange traded fund that qualifies as a RIC to gain commodity exposure regardless of whether that exchange traded fund previously received a favorable IRS private letter ruling with respect to such investment activity.  Investments by a Fund in "qualified publicly traded partnerships" and grantor trusts that engage in commodity trading must be monitored and limited so as to enable the Fund to satisfy certain asset diversification and qualifying income tests for qualification as a RIC.  Failure to satisfy either test would jeopardize the Fund's status as a RIC.  Loss of such status could materially adversely affect the Fund.

Distributions from each Fund's net investment income, including net short-term capital gains, if any, and distributions of income from securities lending, are taxable as ordinary income. Distributions reinvested in additional Shares of each Fund through the means of a dividend reinvestment service will be taxable dividends to Shareholders acquiring such additional Shares to the same extent as if such dividends had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long shareholders have held the Shares.

Dividends declared by each Fund in October, November or December and paid to shareholders of record of such months during the following January may be treated as having been received by such shareholders in the year the distributions were declared.

Long-term capital gains tax of non-corporate taxpayers are generally taxed at a maximum rate of either 15% or 20%, depending on whether the taxpayer's income exceeds certain threshold amounts.  In addition, some ordinary dividends declared and paid by each Fund i to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by each Fund and the shareholder.  Each Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction.  In addition, each Fund will report the amount of dividends to non-corporate shareholders eligible for taxation at the lower reduced tax rates applicable to long-term capital gains.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds certain threshold amounts.

The sale, exchange or redemption of Shares may give rise to a gain or loss.  In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year.  Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss.  A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date on which the Shares are disposed.  In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss.  Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders (including undistributed capital gain included in income).  Distribution of ordinary income and capital gains may also be subject to state and local taxes.

Legislation passed by Congress requires reporting to you and the IRS annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also their cost basis.  Shareholders should contact their intermediaries with respect to reporting of cost basis and available elections with respect to their accounts.

If, for any calendar year, the total distributions made exceed a Fund's current and accumulated earnings and profits, the excess will, for federal income tax purposes, be treated as a tax free return of capital to each shareholder up to the amount of the shareholder's basis in his or her shares, and thereafter as gain from the sale of shares.  The amount treated as a tax free return of capital will reduce the shareholder's adjusted basis in his or her shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her shares.

Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities ("Foreign Shareholders") that are not effectively connected to the conduct of a trade or business within the U.S. will generally be subject to a 30% U.S. withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law.  However, Foreign Shareholders will generally not be subject to U.S. withholding or income tax on gains realized on the sale of Shares or on dividends from capital gains unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business within the U.S. or (ii) in the case of a non-corporate shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale or capital gain dividend and certain other conditions are met.  Gains on the sale of Shares and dividends that are effectively connected with the conduct of a trade or business within the U.S. will generally be subject to U.S. federal net income taxation at regular income tax rates.  For distributions with respect to taxable years of RICs beginning before January 1, 2015 (if not extended further by Congress), the Funds are not required to withhold any amounts with respect to distributions to foreign shareholders that are properly designated by a Fund as "interest-related dividends" or "short-term capital gain dividends," provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder.  However a Fund may withhold tax on these amounts regardless of the fact that it is not required to do so. There can be no assurance as to whether or not legislation will be enacted to extend this exemption.  Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the U.S. withholding tax.

Under the Foreign Investment in Real Property Tax Act of 1980 ("FIRPTA"), a Foreign Shareholder is subject to withholding tax in respect of a disposition of a U.S. real property interest and any gain from such disposition is subject to U.S. federal income tax as if such person were a U.S. person. Such gain is sometimes referred to as "FIRPTA gain." If a Fund is a "U.S. real property holding corporation" and is not domestically controlled, any gain realized on the sale or exchange of Fund shares by a Foreign Shareholder that owns at any time during the five-year period ending on the date of disposition more than 5% of a class of Fund shares would be FIRPTA gain. After December 31, 2014, the same rule will apply to dispositions of Fund shares by Foreign Shareholders but without regard to whether a Fund is domestically controlled.  A Fund will be a "U.S. real property holding corporation" if, in general, 50% or more of the fair market value of its assets consists of U.S. real property interests, including stock of certain U.S. REITs.

The Code provides a look-through rule for distributions of FIRPTA gain by a RIC if all of the following requirements are met: (i) the RIC is classified as a "qualified investment entity" (which includes a RIC if, in general more than 50% of the RIC's assets consists of interest in REITs and U.S. real property holding corporations); and (ii) you are a Foreign Shareholder that owns more than 5% of the Fund's shares at any time during the one-year period ending on the date of the distribution. If these conditions are met, Fund distributions to you to the extent derived from gain from the disposition of a U.S. real property interest, may also be treated as FIRPTA gain and therefore subject to U.S. federal income tax, and requiring that you file a nonresident U.S. income tax return. Also, such gain may be subject to a 30% branch profits tax in the hands of a Foreign Shareholder that is a corporation. Even if a Foreign Shareholder does not own more than 5% of a Fund's shares, Fund distributions that are attributable to gain from the sale or disposition of a U.S. real property interest will be taxable as ordinary dividends subject to withholding at a 30% or lower treaty rate.

These rules apply to dividends paid by a Fund before January 1, 2015 (unless such sunset date is extended or made permanent). After such sunset date, Fund distributions from a REIT attributable to gain from the disposition of a U.S. real property interest will continue to be subject to the withholding rules described above provided the Fund would otherwise be classified as a "qualified investment entity".

As of July 1, 2014, withholding is required (at a 30% rate) with respect to payments of taxable dividends and (effective January 1, 2017) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts.  Shareholders may be requested to provide additional information to a Fund to enable the applicable withholding agent to determine whether withholding is required.

Non-U.S. Shareholders may also be subject to U.S. estate tax with respect to their shares of the Fund.

Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units ("backup withholding").  Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with a Fund or who, to a Fund's knowledge, have furnished an incorrect number.  When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning.  Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local and other tax laws.  Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date hereof.  Changes in applicable authority could materially affect the conclusions discussed above, possibly retroactively.

FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS

Each Fund is required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year.  Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss.  Application of this rule may alter the timing and character of distributions to shareholders.  Each Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the relevant Fund.

In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans or securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the relevant Fund's business of investing in securities (including net income derived from an interest in certain "qualified publicly traded partnerships").  It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities or derived with respect to the relevant Fund's business of investing in securities and therefore will be qualifying income for purposes of the 90% gross income requirement.

Each Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of each Fund's fiscal year on futures or options transactions.  Such distributions are combined with distributions of capital gains realized on a Fund's other investments and shareholders are advised on the nature of the distributions.

DETERMINATION OF NAV

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Net Asset Value."

The NAV per Share of each Fund is computed by dividing the value of the net assets of the relevant Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the relevant Fund outstanding, rounded to the nearest cent.  Expenses and fees, including without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV.  The NAV per Share is calculated by the Custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

In computing each Fund's NAV, the relevant Fund's securities holdings traded on a national securities exchange are valued based on their last sale price.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ official closing price.  Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."

General Policies.  Dividends from net investment income, if any, are declared and paid either quarterly or annually depending on the Fund.  Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis.  The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares.  Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the relevant Fund.

Dividend Reinvestment Service.  No reinvestment service is provided by the Trust.  Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions.  Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein.  Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

INDICATIVE INTRA-DAY VALUE

The approximate value of a Fund's investments on a per-Share basis, the Indicative Intra-Day Value ("IIV"), is disseminated by the Exchange every 15 seconds during hours of trading on the Exchange. The IIV should not be viewed as a "real-time" update of NAV because the IIV will be calculated by an independent third party calculator and may not be calculated in the exact same manner as NAV, which is computed daily.

The Exchange calculates the IIV during hours of trading on the Exchange by dividing the "Estimated Fund Value" as of the time of the calculation by the total number of outstanding Shares. "Estimated Fund Value" is the sum of the estimated amount of cash held in a Fund's portfolio, the estimated amount of accrued interest owing to a Fund and the estimated value of the securities held in a Fund's portfolio, minus the estimated amount of liabilities. The IIV will be calculated based on the same portfolio holdings disclosed on a Fund's website. In determining the estimated value for each of the component securities, the IIV will use last sale, market prices or other methods that would be considered appropriate for pricing equity securities held by registered investment companies. Although the Funds provide the independent third party calculator with information to calculate the IIV, the Funds are not involved in the actual calculation of the IIV and are not responsible for the calculation or dissemination of the IIV. The Funds makes no warranty as to the accuracy of the IIV.

MISCELLANEOUS INFORMATION

Counsel.  Dechert LLP, 1095 Avenue of the Americas, New York, New York, 10036, is counsel to the Trust.

Independent Registered Public Accounting Firm.  [ ], [ ], serves as each Fund's independent registered public accounting firm.  They audit each Fund's financial statements and perform other related audit services.

FINANCIAL STATEMENTS

As of the date of this SAI, the Funds have not commenced investment operations. When available, you can obtain copies of the Funds' Annual Report and Semi-Annual Report at no charge by writing or telephoning the Funds at the address or number on the front page of this SAI.

APPENDIX A

ALPS Advisors, Inc.
Proxy Voting Policy, Procedures and Guidelines

1.	Policy Statement and Background

Overview

An investment adviser that exercises voting authority over clients’ proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients. An adviser’s policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients. An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities. In addition, an investment adviser to ERISA accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

Policy Summary

With all advisory clients of AAI currently being investment companies registered under the 1940 Act, any assignment of voting authority over the Funds’ voting securities is typically delegated to AAI as the Funds’ investment adviser, or the Funds’ sub-adviser by the respective Funds’ Board of Trustees/Directors. If the Funds’ day-to-day investment decisions are performed by the Funds’ investment sub-adviser(s), Funds’ Board of Trustees/Directors may elect to delegate the responsibility of voting proxies to such sub-adviser to be voted in accordance to the sub-adviser’s proxy voting policies and procedures in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. For securities in the portfolio of a Fund that is managed by more than one sub-adviser, each sub-adviser shall make voting decisions pursuant to their own proxy voting policies and procedures, as adopted in conformance with the Advisers Act for their respective portions of the Fund’s portfolio, unless directed otherwise.

ALPS Advisors, Inc. (“AAI”) has adopted and implemented the following policies and procedures, which it believes are reasonably designed to: (1) ensure that proxies are voted in the best economic interest of clients and (2) address material conflicts of interest that may arise. AAI will provide clients with a copy of its policies and procedures, as they may be updated from time to time, upon request. Information regarding AAI’s proxy voting decisions is confidential. Therefore, the information may be shared on a need to know basis only, including within AAI. Advisory clients may obtain information on how their proxies were voted by AAI. However, AAI will not selectively disclose its investment company clients’ proxy voting records to third parties; the investment company clients’ proxy records will be disclosed to shareholders by publicly-available annual filings of each investment company’s proxy voting record for 12-month periods ending June 30th.

Policy

All proxies regarding client securities for which AAI has authority to vote will, unless AAI determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by AAI to be in the best interest of AAI’s clients.. The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as AAI determines in its sole and absolute discretion. There may also be instances where a fund relies upon Section 12(d)(1)(F), and by law, the fund may be required to vote proxies in the same proportion as the vote of all other shareholders of the acquired fund (i.e., “echo vote”). In the event a client believes that its other interests require a different vote, AAI will vote as the client clearly instructs, provided AAI receives such instructions in time to act accordingly.

AAI endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware, subject to the following general exceptions (unless otherwise agreed) when AAI expects to routinely refrain from voting:

i.	Proxies will usually not be voted in cases where the security has been loaned from the Client’s account and subsequently, AAI determines that the type of proxy issue is not material to shareholders. AAI will utilize the below considerations to determine if a security then on loan should be recalled for voting purposes. Decisions will generally be made on a case-by-case basis depending on whether, in AAI’s judgment,:

•	the matter to be voted on has critical significance to the potential value of the security in question;
•	the security represents a significant holding and whether the security is considered a long-term holding; and
•	AAI believes it can recall the security in time to cast the vote.

ii.	Proxies will usually not be voted in cases where AAI deems the costs to the Client and/or the administrative inconvenience of voting the security outweigh the benefit of doing so (e.g., international issuers which impose share blocking restrictions).

AAI seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are intended to guard against and manage conflicts of interest (refer to Section III, Conflicts of Interest below).

2.	Procedures and Controls

AAI has adopted the following proxy voting procedures and controls for any client securities which AAI has authority to vote on. Where proxy voting is delegated to the sub-adviser, the sub-adviser will adopt proxy voting policies and procedures in accordance in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended.

I.	Proxy Committee

AAI has established a Proxy Committee whose standing members include Chief Compliance Officer, Deputy Chief Compliance Officer, Chief Investment Officer, Vice President, and Senior Vice President and Director of Index Management & Product Oversight. These members participate as voting authorities on the Committee. Each standing member may designate a senior portfolio manager or a senior analyst officer to act as a substitute in a given matter on their behalf. Additionally, the Proxy Committee regularly involves other associates (e.g., Fund CCO or Legal representative) who participate as needed to enable effective execution of the Committee’s responsibilities.

The Proxy Committee’s functions include, in part,

(a) direction of the vote on proposals where there has been a recommendation to the Proxy Committee not to vote according to the predetermined Voting Guidelines (stated in Appendix A) or on proposals which require special, individual consideration in accordance with Section III.C;

(b) review periodically this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements;

(c) development and modification of Voting Procedures, as stated in Section VI, as it deems appropriate or necessary.

II.	Conflicts of Interest

For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by AAI, an AAI affiliate, or an AAI associate that creates an incentive (or appearance thereof) to favor the interests of AAI, the affiliate, or associate, rather than the clients’ interests. For example, AAI may have a conflict of interest if either AAI has a significant business relationship with a company that is soliciting a proxy, or if an AAI associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company. A conflict of interest is considered to be “material” to the extent that a reasonable person could expect the conflict to influence AAI’s decision on the particular vote at issue. In all cases where there is deemed to be a material conflict of interest, AAI will seek to resolve it in the clients’ best interests.

AAI follows the proxy guidelines and uses other research services provided by Institutional Shareholder Services, Inc. (“ISS”) or another independent third party. In providing proxy voting services to AAI, ISS provides vote recommendations on a pre-determined policy. Generally, AAI will vote proxies based on ISS’ pre-determined voting policy. In doing so, AAI demonstrates that its vote would not be a product of a conflict of interest as AAI would have little or no discretion on how the proxy was voted.

AAI has undertaken a review of ISS’ conflicts of interest procedures, and will continue to monitor them on an ongoing basis. In the event that AAI determines that it would be appropriate to use another third party, it will undertake a similar conflicts of interest assessment review.

III.	Proxy Voting Guidelines

A. AAI’s Proxy Voting Guidelines – General Practices.

The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A of this policy. AAI will use an independent, third-party vendor to implement its proxy voting process as AAI’s proxy voting agent. In general, whenever a vote is solicited, ISS or another independent third party will execute the vote according to AAI’s Voting Guidelines.

B. Ability to Vote Proxies Other than as Provided by Voting Guidelines.

A portfolio manager or other party involved with a client’s account may conclude that the best interest of the firm’s client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines. In this situation, he or she will request that the Proxy Committee consider voting the proxy other than according to such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person will furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person’s, group’s, or entity’s relationship, if any, with the parties proposing and/or opposing the matter’s adoption. The Proxy Committee may consider the matter including any potential conflicts of interest. A research analyst or portfolio manager must disclose in in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Conflicts of Interest Disclosure and Certification Form - Appendix B to this policy).

C. Other Proxy Proposals
For the following categories of proposals either the Proxy Committee will determine how proxies related to all such proposals will be voted, or the proxies will be voted in accordance with ISS’ or an individual client’s guidelines.

1. New Proposals. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

2. Accounts Adhering to Taft Hartley Principles. All proposals for these accounts will be voted according to the Taft Hartley Guidelines developed by ISS.

3. Accounts Adhering to Socially Responsible Principles. All proposals for these accounts will be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

4. Proxies of International Issuers which Block Securities Sales between the Time a Shareholder submits a Proxy and the Vote. In general, AAI will refrain from voting such securities. However, in the exceptional circumstances that AAI determines that it would be appropriate to vote such proxies, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

5. Proxies of Investment Company Shares. Proposals on issues other than those provided in Section III.B will be voted on the specific instruction of the Proxy Committee.

6. Executive/Director Compensation. Except as provided in Section III.B, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

7. Preemptive Rights. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

IV.	Voting Procedures

The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines. The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to affect the purposes of this Policy.

1.	AAI will use an independent, third-party vendor, to implement its proxy voting process as AAI’s proxy voting agent. This retention is subject to AAI continuously assessing the vendor’s independence from AAI and its affiliates, and the vendor’s ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with AAI’s proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor’s other clients and the owners, officers or employees of any such firm, on the one hand, and AAI’s clients, on the other hand. As means of performing this assessment, AAI will require various reports and notices from the vendor, as well as periodic audits of the vendor’s voting record and other due diligence.

2.	ISS will provide proxy analysis and record keeping services in addition to voting proxies on behalf of AAI in accordance with this Policy.

3.	On a daily basis, AAI or designee will send to ISS a holdings file detailing each equity holding held in all accounts over which AAI has voting authority.

4.	AAI will complete a Vote Authorization Registration with ISS for any new client which will describe how ballots will be executed on behalf of the client. In addition, AAI will complete and provide the client’s custodian bank with a Letter of Authorization. The letter will serve as notice that AAI has retained ISS to act as the voting agent for the securities held in the client’s account and will instruct the custodian bank to forward all ballots, meeting notices, and other proxy materials to ISS.

5.	ISS will receive proxy material information from Proxy Edge or the custodian bank for the account. This will include issues to be voted upon, together with a breakdown of holdings for AAI accounts. ISS will then reconcile information it receives from Proxy Edge and custodian banks. Any discrepancies will be promptly noted and resolved by ISS, with notice to AAI.

6.	Whenever a vote is solicited, ISS will execute the vote according to AAI’s Voting Guidelines which will be delivered by AAI to ISS as set forth in Appendix A and anytime there is a material change to these guidelines.

If ISS is unsure how to vote a particular proxy, ISS will issue a request for voting instructions to AAI over a secure website. AAI personnel will check this website regularly. The request will be accompanied by a recommended vote. The recommended vote will be based upon ISS’ understanding of the Voting Guidelines previously delivered to ISS. AAI will promptly provide ISS with any amendments or modifications to the Voting Guidelines if necessary. AAI will return a final instruction to vote to ISS, which ISS will record with Proxy Edge or the custodian bank as our agent.

7.	Each time that ISS sends AAI a request to vote, the request will be accompanied by the recommended vote determined in accordance with AAI’s Voting Guidelines. ISS will vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote, or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under Section III.B. In such situations, ISS will vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of AAI’s Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way. ISS will inform AAI of all proposals having impact on its Taft Hartley and or Socially Responsible clients. The Proxy Voting Committee will be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.

8.	ISS will have procedures in place to ensure that a vote is cast on every security holding maintained by AAI on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients AAI will receive a report from ISS detailing AAI’s voting for the previous period.

V.	Securities Lending

Each Fund advised by AAI, where authorized by its respective Board, may engage in securities lending transactions, to the extent permitted by the Fund’s investment policies and limitations. The Adviser will be required to monitor for scheduled or anticipated proxy votes relating to securities on loan and determine whether the securities should be recalled from loan on the relevant record date. AAI has retained ISS to provide notifications relating to portfolio securities on loan, and AAI will make the determination whether or not to recall a particular security in order to cast the vote. There may be situations where the Adviser may not be able to recall the security in time to cast the vote.

VI.	Supervision

Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy. The Proxy Committee has ultimate responsibility for the implementation of this Policy.

VII.	Escalation

With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to AAI’s CCO, or designee. Issues involving potential or actual conflicts of interest should be promptly communicated to Compliance or Legal. Compliance will notify the Fund Chief Compliance Officer(s), if a material conflict of interest has arisen that deems the attention of the respective Fund Board(s).

VIII.	Monitoring

AAI’s Compliance Department is primarily responsible for overseeing the day-to-day operations of the proxy voting process. The Compliance Department’s monitoring will take into account the following elements: (1) periodic review of ISS votes to ensure that ISS is accurately voting consistent with AAI’s Proxy Guidelines; and (2) review of fund’s N-PX report to ensure that it’s filed in a timely and accurate manner. Additionally, AAI will review ISS’ conflicts of interest policies.

AAI’s Compliance Committee monitors proxy matters for its clients including monitoring material conflicts of interest identified.

IX.	Availability of Proxy Voting Policy and Voting Record

A summary disclosure regarding the provisions of this Policy is available in AAI’s Form ADV. Upon receipt of a Client’s request for more information, AAI will provide to the Client a copy of this Policy and/or how AAI voted proxies for the Client pursuant to this Policy for up to a one-year period. It is AAI’s policy not to disclose how it voted a client’s proxy to third parties.

With respect to its investment company clients, AAI will not selectively disclose its investment company clients’ proxy voting records; rather, ALPS will disclose such information by publicly available annual filings. AAI will create and maintain records of each investment company’s proxy record for 12-month periods ended June 30th. AAI will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and which the company was entitled to vote:

•	The name of the issuer of the security;

•	The exchange ticker symbol of the portfolio security (is symbol is available through reasonably practicable means);

•	The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether the company cast its vote on the matter;

•	How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and

•	Whether the company cast its vote for or against management.

X.	Other Record Keeping Requirements

Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy. The records must be properly maintained and readily accessible in order to evidence compliance with this policy.

These records include:

•	Proxy Committee Meeting Minutes and Other Materials (routine oversight matters are discussed within AAI’s Compliance Committee meetings and will be documented within the Compliance Committee’s materials);
•	Analysis and Supporting Materials of Investment Management Personnel Concerning Proxy Decisions and Recommendations;
•	Conflicts of Interest Review Documentation, including Conflicts of Interest Forms; and
•	Client Communications Regarding Proxy Matters.

Records should be retained for a period of not less than six years. Records must be retained in an appropriate office of AAI for the first three years.

Dated: November 29, 2006
Last Amended: December 19, 2014

Appendix A

Summary of Proxy Voting Guidelines

AAI has adopted Institutional Shareholder Services, Inc.’s (“ISS”) standard benchmark policy which allows ISS to apply the most appropriate underlying guideline for each respective ballot. ISS has created multiple guidelines to cover various markets, including, but not limited to: U.S., Canada, Europe, United Kingdom, Asia, Africa and Australia. AAI retains the right to override any of ISS’ guidelines on a case-by-case basis. A concise summary of ISS’ current Proxy Voting Guidelines can be found at http://www.issgovernance.com/policy.

Appendix B

Conflicts of Interest Disclosure Form

ALPS ADVISORS, INC.
PROXY VOTING CONFLICT OF INTEREST DISCLOSURE FORM

1. Company name:
2. Date of Meeting:
3. Referral Item(s):
4. Description of AAI’s Business Relationship with Issuer of Proxy which may give rise to a conflict of interest:

5. Describe procedures used to address any conflict of interest:

Compliance will consider information about AAI’s significant business relationships, as well as other relevant information. The information considered by Compliance may include information regarding: (1) AAI client and other business relationships; (2) any relevant personal conflicts; and (3) communications between investment professionals and parties outside the AAI investment division regarding the proxy matter. Compliance will consult with relevant experts, including legal counsel, as necessary.

If Compliance determines that it reasonably believes (1) AAI has a material conflict of interest, or (2) certain individuals should be recused from participating in the proxy vote at issue, Compliance will inform the Chair of the Proxy Committee. Where a material conflict of interest is determined to have arisen in the proxy voting process, AAI’s policy is to invoke one or more of the following conflict management procedures:

a.	Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be AAI’s proxy voting agent);
b.	Causing the proxies to be delegated to a qualified, independent third party, which may include AAI’s proxy voting agent.
c.	In unusual cases, with the Client’s consent and upon ample notice, forwarding the proxies to AAI’s clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies

AAI considers (1) proxies solicited by open-end and closed-end investment companies for which AAI or an affiliate serves as an investment adviser or principal underwriter to present a material conflict of interest for AAI. Consequently, the proxies of such affiliates will be voted following one of the conflict management procedures discussed above.

Management of Conflicts of Interest – Additional Procedures

 AAI has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

a.	AAI’s Code of Ethics affirmatively requires that associates of AAI act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate’s interests and those of AAI’s Clients.

b.	By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee (including the chairperson) and any AAI or ALPS associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

•	To disclose in writing to AAI’s Chief Compliance Officer any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer’s or dissident’s management or otherwise) in determining whether or how AAI will vote proxies. Additionally, each member must disclose any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of AAI or ALPS. In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will abstain from participating in the Committee’s determination of whether and/or how to vote in the matter; and

•	To refrain from taking into consideration, in the decision as to whether or how AAI will vote proxies the existence of any current or prospective material business relationship between AAI, ALPS or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand.

c.	In certain circumstances, AAI follows the proxy guidelines and uses other research services provided by Institutional Shareholder Services, Inc. (“ISS”) or another independent third party. AAI has undertaken a review of ISS’ conflicts of interest procedures, and will continue to monitor them on an ongoing basis. In the event that AAI determines that it would be appropriate to use another third party, it will undertake a similar conflicts of interest assessment review.

6. Describe any contacts from parties outside AAI (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional’s recommendation:

CERTIFICATION
The undersigned personnel of AAI certifies that, to the best of his/her knowledge, any recommendation of an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

Name:
Title:

Item 28.	Exhibits

	(a)	(1)	Certificate of Trust of Registrant dated September 13, 2007.(1)

		(2)	Declaration of Trust of Registrant dated September 13, 2007.(2)

		(3)	Amended and Restated Declaration of Trust of Registrant dated September 14, 2015 (filed herewith).

	(b)		By-Laws of Registrant dated September 13, 2007.(2)

	(c)		Provisions of instruments defining rights of security holders are contained in Articles 4 and 7 of the Declaration of Trust (incorporated herein by reference to Exhibit (a) of this filing).

	(d)	(1)	Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the Cohen & Steers Global Realty Majors ETF.(10)

		(2)	Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the ALPS Equal Sector Weight ETF.(10)

		(3)	Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to Global Commodity Equity ETF (f/k/a Jefferies | TR/J CRB Global Commodity Equity Index Fund).(10)

		(4)	Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the Alerian MLP ETF.(10)

		(5)	Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the RiverFront Strategic Income Fund.(13)

		(6)	Form of Sub-Advisory Agreement between the Trust and RiverFront Investment Group, LLC with respect to the RiverFront Strategic Income Fund.(13)

		(7)	Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the U.S. Equity High Volatility Put Write Index Fund.(9)

(8)	Form of Sub-Advisory Agreement between ALPS Advisors, Inc. and Rich Investment Solutions, LLC with respect to the U.S. Equity High Volatility Put Write Index Fund.(9)

(9)	Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the Sector Dividend Dogs ETF.(7)

(10)	Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the VelocityShares Tail Risk Hedged Large Cap ETF and VelocityShares Volatility Hedged Large Cap ETF.(8)

(11)
Form of Amendment to Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the NYSE Arca U.S. Equity Synthetic Reverse Convertible Index Fund (to be filed by subsequent amendment).

(12)
Form of Amendment to Sub-Advisory Agreement between ALPS Advisors, Inc. and Rich Investment Solutions LLC, with respect to the NYSE Arca U.S. Equity Synthetic Reverse Convertible Index Fund (to be filed by subsequent amendment).

(13)	Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the Barron's 400 ETF.(11)

(14)	Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the ALPS International Sector Dividend Dogs ETF.(12)

(15)	Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the ALPS/Alerian Energy Infrastructure ETF.(14)

(16)	Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the Workplace Equality Portfolio.(15)

(17)	Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the ALPS Emerging Sector Dividend Dogs ETF.(16)

(18)	Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the Sprott Gold Miners ETF.(17)

(19)	Form of Amendment to Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the Alerian MLP ETF.(17)

(20)	Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the ALPS Stoxx Europe 600 ETF.(18)

(21)	Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the ALPS Medical Breakthroughs ETF.(19)

(22)	Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the ALPS MSCI EAFE Equal Sector Weighted ETF (22).

(23)	Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the ALPS MSCI Emerging Markets Equal Sector Weighted ETF (22).

(24)	Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the Sprott Junior Gold Miners ETF (20).

(25)	Form of Amendment to Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the ALPS Enhanced Put Write Strategy ETF (24).

(26)	Form of Amendment to Sub-Advisory Agreement between the Trust and Rich Investment Solutions LLC, with respect to the ALPS Enhanced Put Write Strategy ETF (24).

(27)	Fee Waiver Letter Agreement between the Trust and ALPS Advisors, Inc. with respect to the ALPS Equal Sector Weight ETF (21).

(28)	Fee Waiver Letter Agreement between the Trust and RiverFront Investment Group, LLC with respect to the RiverFront Strategic Income Fund (21).

	(29)	Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the ALPS Sector Leaders ETF and the ALPS Sector Low Volatility ETF (25).

(30)
Form of Amendment to Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the [RiverFront Unconstrained Income ETF and RiverFront Core Income ETF] (to be filed by subsequent amendment).

(31)
Form of Amendment to Sub-Advisory Agreement between the Trust and RiverFront Investment Group, LLC, with respect to the [RiverFront Unconstrained Income ETF and RiverFront Core Income ETF] (to be filed by subsequent amendment).

(32)
Form of Amendment to Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the RiverFront Dynamic US Dividend Advantage ETF and RiverFront Dynamic US Flex-Cap ETF (to be filed by subsequent amendment).

(33)
Form of Amendment to Sub-Advisory Agreement between ALPS Advisors, Inc. and RiverFront Investment Group, LLC, with respect to the RiverFront Dynamic US Dividend Advantage ETF and RiverFront Dynamic US Flex-Cap ETF (to be filed by subsequent amendment).

(e)	(1)	Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc.(10)

	(2)	Form of Authorized Participant Agreement.(10)

	(3)	Form of Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS International Sector Dividend Dogs ETF.(12)

	(4)	Form of Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc. with respect to the RiverFront Strategic Income Fund.(13)

(5)	Form of Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS/Alerian Energy Infrastructure ETF.(14)

(6)	Form of Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc. with respect to the Workplace Equality Portfolio and ALPS Emerging Sector Dogs ETF.(15)

(7)	Form of Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc. with respect to the Sprott Gold Miners ETF.(17)

(8)	Form of Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS Stoxx Europe 600 ETF.(18)

(9)	Form of Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS Medical Breakthroughs ETF.(19)

(10)
Form of Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS MSCI EAFE Equal Sector Weighted ETF and ALPS MSCI Emerging Markets Equal Sector Weighted ETF (22).

(11)	Form of Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc. with respect to the Sprott Junior Gold Miners ETF (20).

(12)	Form of Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS Enhanced Put Write Strategy ETF (24).

(13)	Form of Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS Sector Leaders ETF and ALPS Sector Low Volatility ETF (25).

	(14)
Form of Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc. with respect to the [RiverFront Unconstrained Income ETF and RiverFront Core Income ETF] (to be filed by subsequent amendment).

	(15)
Form of Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc. with respect to the RiverFront Dynamic US Dividend Advantage ETF and RiverFront Dynamic US Flex-Cap ETF (to be filed by subsequent amendment).

(f)		None.

(g)	(1)
Form of Master Custodian Agreement between the Trust and State Street Bank and Trust with respect to the Alerian Energy Infrastructure Fund, Alerian MLP ETF, ALPS Emerging Sector Dividend Dogs ETF, ALPS Enhanced Put Write Strategy ETF, ALPS Equal Sector Weight ETF, ALPS International Sector Dividend Dogs ETF, ALPS Medical Breakthroughs ETF, ALPS MSCI EAFE Equal Sector Weighted ETF, ALPS MSCI Emerging Markets Equal Sector Weighted ETF, ALPS Sector Dividend Dogs ETF, ALPS Sector Leaders ETF, ALPS Sector Low Volatility ETF, ALPS STOXX Europe 600 ETF, Barron's 400 ETF, Cohen & Steers Global Reality Majors ETF, Global Commodity Equity ETF, Janus Velocity Tail Risk Hedged Large Cap ETF, Janus Velocity Volatility Hedged Large Cap ETF, RiverFront Strategic Income Fund, Sprott Gold Miners ETF, Sprott Junior Gold Miners ETF, U.S. Equity High Volatility Put Write Index Fund and Worplace Equality Portfolio (24).

	(2)
Form of Amendment to Master Custodian Agreement between the Trust and State Street Bank and Trust Company with respect to the [RiverFront Unconstrained Income ETF and RiverFront Core Income ETF] (to be filed by subsequent amendment).

(3)
Form of Amendment to Master Custodian Agreement between the Trust and State Street Bank and Trust Company with respect to the RiverFront Dynamic US Dividend Advantage ETF and RiverFront Dynamic US Flex-Cap ETF (to be filed by subsequent amendment).

(h)	(1)	Administration Agreement between the Trust and ALPS Fund Services, Inc.(4)

	(2)	Form of Amendment to Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the ALPS Equal Sector Weight ETF.(3)

	(3)	Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the Global Commodity Equity ETF (f/k/a Jefferies | TR/J CRB Global Commodity Equity Index Fund).(5)

	(4)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the Alerian MLP ETF.(6)

	(5)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the RiverFront Strategic Income Fund.(13)

	(6)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the U.S. Equity High Volatility Put Write Index Fund.(9)

	(7)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the Sector Dividend Dogs ETF.(7)

	(8)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the VelocityShares Tail Risk Hedged Large Cap ETF and VelocityShares Volatility Hedged Large Cap ETF.(8)

(9)
Form of Amendment to Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the NYSE Arca U.S. Equity Synthetic Reverse Convertible Index Fund (to be filed by subsequent amendment).

(10)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the Barron's 400 ETF.(11)

(11)	Form of Administration Agreement between the Trust and ALPS Fund Services with respect to ALPS International Sector Dividend Dogs ETF.(12)

(12)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the ALPS/Alerian Energy Infrastructure ETF.(14)

(13)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the Workplace Equality Portfolio.(15)

(14)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the ALPS Emerging Sector Dividend Dogs ETF.(16)

(15)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the Sprott Gold Miners ETF.(17)

(16)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the ALPS Stoxx Europe 600 ETF.(18)

(17)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the ALPS Medical Breakthroughs ETF.(19)

(18)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the ALPS MSCI EAFE Equal Sector Weighted ETF (22).

(19)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the ALPS MSCI Emerging Markets Equal Sector Weighted ETF (22)

(20)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the Sprott Junior Gold Miners ETF (20).

(21)	Form of Amendment to Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the ALPS Enhanced Put Write Strategy ETF (24).

(22)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the ALPS Sector Leaders ETF and ALPS Sector Low Volatility ETF (25).

(23)
Form of Amendment to Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the [RiverFront Unconstrained Income ETF and RiverFront Core Income ETF] (to be filed by subsequent amendment).

(24)
Form of Amendment to Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the RiverFront Dynamic US Dividend Advantage ETF and RiverFront Dynamic US Flex-Cap ETF (to be filed by subsequent amendment).

(25)
Form of Transfer Agency and Service Agreement between the Trust and State Street Bank and Trust with respect to the Alerian Energy Infrastructure Fund, Alerian MLP ETF, ALPS Emerging Sector Dividend Dogs ETF, ALPS Enhanced Put Write Strategy ETF, ALPS Equal Sector Weight ETF, ALPS International Sector Dividend Dogs ETF, ALPS Medical Breakthroughs ETF, ALPS MSCI EAFE Equal Sector Weighted ETF, ALPS MSCI Emerging Markets Equal Sector Weighted ETF, ALPS Sector Dividend Dogs ETF, ALPS Sector Leaders ETF, ALPS Sector Low Volatility ETF, ALPS STOXX Europe 600 ETF, Barron's 400 ETF, Cohen & Steers Global Reality Majors ETF, Global Commodity Equity ETF, Janus Velocity Tail Risk Hedged Large Cap ETF, Janus Velocity Volatility Hedged Large Cap ETF, RiverFront Strategic Income Fund, Sprott Gold Miners ETF, Sprott Junior Gold Miners ETF, U.S. Equity High Volatility Put Write Index Fund and Worplace Equality Portfolio (24).

(26)
Form of Amendment to the Transfer Agency and Service Agreement between the Trust and State Street Bank and Trust Company with respect to the [RiverFront Unconstrained Income ETF and RiverFront Core Income ETF] (to be filed by subsequent amendment).

(27)
Form of Amendment to the Transfer Agency and Service Agreement between the Trust and State Street Bank and Trust Company with respect to the RiverFront Dynamic US Dividend Advantage ETF and RiverFront Dynamic US Flex-Cap ETF (to be filed by subsequent amendment).

(28)
Form of Fund Accounting Agreement between the Trust and ALPS Fund Services, Inc. with respect to the Alerian Energy Infrastructure Fund, Alerian MLP ETF, ALPS Emerging Sector Dividend Dogs ETF, ALPS Enhanced Put Write Strategy ETF, ALPS Equal Sector Weight ETF, ALPS International Sector Dividend Dogs ETF, ALPS Medical Breakthroughs ETF, ALPS MSCI EAFE Equal Sector Weighted ETF, ALPS MSCI Emerging Markets Equal Sector Weighted ETF, ALPS Sector Dividend Dogs ETF, ALPS Sector Leaders ETF, ALPS Sector Low Volatility ETF, ALPS STOXX Europe 600 ETF, Barron's 400 ETF, Cohen & Steers Global Reality Majors ETF, Global Commodity Equity ETF, Janus Velocity Tail Risk Hedged Large Cap ETF, Janus Velocity Volatility Hedged Large Cap ETF, RiverFront Strategic Income Fund, Sprott Gold Miners ETF, Sprott Junior Gold Miners ETF, U.S. Equity High Volatility Put Write Index Fund and Worplace Equality Portfolio (24).

(29)
Form of Amendment to the Fund Accounting Agreement between the Trust and ALPS Fund Services, Inc. with respect to the [RiverFront Unconstrained Income ETF and RiverFront Core Income ETF] (to be filed by subsequent amendment).

(30)
Form of Amendment to the Fund Accounting Agreement between the Trust and ALPS Fund Services, Inc. with respect to the RiverFront Dynamic US Dividend Advantage ETF and RiverFront Dynamic US Flex-Cap ETF (to be filed by subsequent amendment).

	(31)	Form of Chief Compliance Officer Services Agreement between the Trust and ALPS Fund Services, Inc. with respect to the Barron's 400 ETF.(11)

(i)	(1)
Opinion and Consent of Dechert LLP with respect to Cohen & Steers Global Realty Majors ETF, ALPS Equal Sector Weight ETF, Global Commodity Equity ETF, U.S. Equity High Volatility Put Write Index Fund, Janus Velocity Volatility Hedged Large Cap ETF (formerly known as VelocityShares Volatility Hedged Large Cap ETF), Janus Velocity Tail Risk Hedged Large Cap ETF (formerly known as VelocityShares Tail Risk Hedged Large Cap ETF), Barron's 400 ETF, ALPS International Sector Dividend Dogs ETF, ALPS Sector Dividend Dogs ETF, ALPS Emerging Sector Dividend Dogs ETF, RiverFront Strategic Income Fund, Alerian MLP ETF, Alerian Energy Infrastructure ETF, Sprott Gold Miners ETF, Workplace Equality Portfolio, ALPS Stoxx Europe 600 ETF and ALPS Medical Breakthroughs ETF (21).

	(2)	Opinion and Consent of Dechert LLP with respect to ALPS MSCI EAFE Equal Sector Weighted ETF and ALPS MSCI Emerging Markets Equal Sector Weighted ETF (22)

	(3)	Opinion and Consent of Dechert LLP with respect to ALPS Sector Leaders ETF and ALPS Sector Low Volatility ETF (25).

	(4)	Opinion and Consent of Dechert LLP with respect to ALPS Enhanced Put Write Strategy ETF (24).

	(5)	Opinion and Consent of Dechert LLP with respect to [RiverFront Unconstrained Income ETF and RiverFront Core Income ETF] (to be filed by subsequent amendment).

	(6)	Opinion and Consent of Dechert LLP with respect to the RiverFront Dynamic US Dividend Advantage ETF and RiverFront Dynamic US Flex-Cap ETF (to be filed by subsequent amendment).

(j)	(1)
Consent of independent registered public accounting firm with respect to the Cohen & Steers Global Realty Majors ETF, ALPS Equal Sector Weight ETF, Global Commodity Equity ETF, U.S. Equity High Volatility Put Write Index Fund, Janus Velocity Volatility Hedged Large Cap ETF (formerly known as VelocityShares Volatility Hedged Large Cap ETF), Janus Velocity Tail Risk Hedged Large Cap ETF (formerly known as VelocityShares Tail Risk Hedged Large Cap ETF), Barron's 400 ETF, ALPS International Sector Dividend Dogs ETF, ALPS Sector Dividend Dogs ETF, ALPS Emerging Sector Dividend Dogs ETF, RiverFront Strategic Income Fund, Alerian MLP ETF, Alerian Energy Infrastructure ETF, Sprott Gold Miners ETF, Workplace Equality Portfolio, and ALPS Stoxx Europe 600 ETF (21).

(k)		Not applicable.

(l)		Not applicable.

(m)		Not applicable.

(n)		Not applicable.

(p)	(1)	Code of Ethics for the Trust.(2)

	(2)	Code of Ethics for ALPS Holdings, Inc. (includes ALPS Advisors, Inc. and ALPS Portfolio Solutions Distributor, Inc., each a subsidiary of ALPS Holdings, Inc.) revised as of December 19, 2014 (21)

	(3)	Amended Code of Ethics for RiverFront Investment Group, LLC.(18)

	(4)	Code of Ethics for Rich Investment Solutions, LLC.(10)

(q)		Powers of Attorney for Mary K. Anstine, Jeremy W. Deems, and Rick A. Pederson.(23)

(1)	Previously filed as an exhibit to the Trust's Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on January 23, 2008.
(2)	Previously filed as an exhibit to the Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on May 1, 2008.

(3)	Previously filed as an exhibit to the Post-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on March 13, 2009.
(4)	Previously filed as an exhibit to the Post-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on April 29, 2009.
(5)	Previously filed as an exhibit to the Post-Effective Amendment No. 12 to the Trust's Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on December 15, 2009.
(6)	Previously filed as an exhibit to the Post-Effective Amendment No. 23 to the Trust's Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on August 10, 2010.
(7)	Previously filed as an exhibit to the Post-Effective Amendment No. 79 to the Trust's Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on June 26, 2012.
(8)	Previously filed as an exhibit to the Post-Effective Amendment No. 135 to the Trust's Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on January 22, 2013.
(9)	Previously filed as an exhibit to the Post-Effective Amendment No. 136 to the Trust's Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on January 22, 2013.
(10)	Previously filed as an exhibit to the Post-Effective Amendment No. 154 to the Trust's Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on March 29, 2013.
(11)	Previously filed as an exhibit to the Post-Effective Amendment No. 165 to the Trust's Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on May 24, 2013.
(12)	Previously filed as an exhibit to the Post-Effective Amendment No. 169 to the Trust's Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on June 25, 2013.
(13)	Previously filed as an exhibit to the Post-Effective Amendment No. 178 to the Trust's Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on September 27, 2013.
(14)	Previously filed as an exhibit to the Post-Effective Amendment No. 183 to the Trust's Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on October 30, 2013.
(15)	Previously filed as an exhibit to the Post-Effective Amendment No. 191 to the Trust's Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on January 31, 2014.
(16)	Previously filed as an exhibit to the Post-Effective Amendment No. 194 to the Trust's Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on February 12, 2014.
(17)	Previously filed as an exhibit to the Post-Effective Amendment No. 204 to the Trust's Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on June 30, 2014.

(18)	Previously filed as an exhibit to the Post-Effective Amendment No. 211 to the Trust's Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on October 10, 2014.
(19)	Previously filed as an exhibit to the Post-Effective Amendment No. 219 to the Trust's Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on December 29, 2014.
(20)	Previously filed as an exhibit to the Post-Effective Amendment No. 227 to the Trust's Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on March 13, 2015.
(21)	Previously filed as an exhibit to the Post-Effective Amendment No. 234 to the Trust's Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on March 30, 2015.
(22)	Previously filed as an exhibit to the Post-Effective Amendment No. 242 to the Trust's Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on April 23, 2015.
(23)	Previously filed as an exhibit to the Post-Effective Amendment No. 247 to the Trust's Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on June 12, 2015.
(24)	Previously filed as an exhibit to the Post-Effective Amendment No. 248 to the Trust's Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on June 26, 2015.
(25)	Previously filed as an exhibit to the Post-Effective Amendment No. 249 to the Trust's Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on June 29, 2015.

Item 29.                          Persons Controlled by or under Common Control with Registrant.
None.
Item 30.                          Indemnification.
Reference is made to Article Eight of the Registrant's Amended and Restated Declaration of Trust which is incorporated by reference herein:
The Registrant (also, the "Trust") is organized as a Delaware business trust is operated pursuant to a Declaration of Trust, dated September 13, 2007 (the "Declaration of Trust"), that permits the Registrant to indemnify every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. This indemnification is subject to the following conditions:
No indemnification shall be provided hereunder to a Covered Person:

(a)            For any liability to the Trust or its Shareholders arising out of a final adjudication by the court of other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;
(b)            With respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust; or
(c)            In the event of a settlement of other disposition not involving a final adjudication (as provided in paragraph (a) or (b) of this Section 8.5.2) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of this office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by : (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 8.5.5) acting on the matter); or (ii) a writer opinion of independent legal counsel.
The rights of indemnification under the Declaration of Trust may be insured against by policies maintained by the Trust, and shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person, and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained in the Declaration of Trust shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.
Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Section 8.5 of the Declaration of Trust shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under Section 8.5 of the Declaration of Trust, provided that either: Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of this office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by : (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 8.5.5) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or (ii) a written opinion of independent legal counsel.
(a)            Such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

(b)            A majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to the facts available upon a full trial), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.
As used in Section 8.5 of the Declaration of Trust, the following words shall have the meanings set forth below:
(a)            A "Disinterested Trustee" is one (i) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustees, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending;
(b)            "Claim," "action," "suite" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and
(c)            "Liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Item 31.                          Business and Other Connections of Investment Advisers
ALPS ADVISORS, INC.
Name*	Position with ALPS Advisors, Inc.	Other Business Connections	Type of Business
Edmund J. Burke	Director
President and Director, ALPS Holdings, Inc. and Director, Boston Financial Data Services, Inc., ALPS Advisors, Inc., ALPS Distributors, Inc., ALPS Fund Services, Inc. and ALPS Portfolio Solutions Distributor, Inc.

Fund Servicing
Thomas A. Carter	President, Director	See Trustee and Officer Table in the SAI	Fund Servicing
Jeremy O. May	Executive Vice President, Director	President and Director, ALPS Fund Services, Inc. and ALPS Distributors, Inc., Executive Vice President and Director, ALPS Holdings, Inc., and Director, ALPS Portfolio Solutions Distributor, Inc.	Fund Servicing
Bradley J. Swenson	Senior Vice President	Senior Vice President and CCO, ALPS Holdings, Inc., ALPS Distributors, Inc., and ALPS Fund Services, Inc., and Senior Vice President of ALPS Portfolio Solutions Distributor, Inc.	Fund Servicing
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	Senior Vice President, Chief Technology Officer, ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.	Fund Servicing
Eric T. Parsons	Vice President, Controller, Assistant Treasurer
Vice President, Corporate Controller, ALPS Holdings, Inc., Vice President, Assistant Treasurer  and Controller, ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.
Fund Servicing

Patrick Buchanan	Vice President, Advisory Operations	See Trustee and Officer Table in the SAI	Fund Servicing
Randall D. Young	Secretary	Secretary, ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.	Fund Servicing
Gregg Wm. Givens	Vice President, Treasurer and Assistant Secretary	Vice President, Treasurer, Assistant Secretary, ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc., ALPS Holdings, Inc. and ALPS Fund Services, Inc.	Fund Servicing
Douglas W. Fleming	Assistant Treasurer	Assistant Treasurer, ALPS Holdings, Inc., ALPS Portfolio Solutions Distributor, Inc., ALPS Distributors, Inc. and ALPS Fund Services, Inc.	Fund Servicing
Jeremy Held	Senior Vice President, Director of Research	Not Applicable	Not Applicable
William R. Parmentier, Jr.	Senior Vice President, Chief Investment Officer	Not Applicable	Not Applicable
Michael Akins	Senior Vice President, Index Management	Not Applicable	Not Applicable
Aisha J. Hunt	Senior Vice President, General Counsel and Assistant Secretary	Senior Vice President, General Counsel and Assistant Secretary of ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.	Fund Servicing
Troy A. Duran	Senior Vice President, Chief Financial Officer
Senior Vice President, Chief Financial Officer of ALPS Portfolio Solutions Distributors, Inc., ALPS Distributors, Inc. and ALPS Fund Services, Inc., and Senior Vice President, Director of Corporate Development of ALPS Holdings, Inc.
Fund Servicing

Erin D. Nelson	Senior Vice President, Chief Compliance Officer	Not Applicable	Not Applicable
JoEllen L. Legg	Vice President, Senior Counsel	Vice President, Assistant General Counsel of ALPS Fund Services, Inc.	Fund Servicing
Abigail J. Murray	Vice President, Senior Counsel	Vice President, Senior Counsel of ALPS Fund Services, Inc.	Fund Servicing
Andrea E. Kuchli	Vice President, Senior Counsel	Vice President, Senior Counsel of ALPS Fund Services, Inc.	Fund Servicing
Mark T. Haley	Vice President	Not Applicable	Not Applicable
Wyck Brown	Senior Vice President	Not Applicable	Not Applicable
Dennis P. Emmanuel	Director of ETF and Closed-End Strategy	Not Applicable	Not Applicable
Hilary Quinn	Vice President	Vice President, ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.	Fund Servicing
Jennifer Craig	Assistant Vice President	Assistant Vice President, ALPS Distributors, Inc., ALPS Fund Services, Inc. and ALPS Portfolio Solutions Distributor, Inc.	Fund Servicing

*	The principal business address for each of the ALPS Advisors, Inc. representatives is: 1290 Broadway, Suite 1100, Denver, Colorado, 80203.

RIVERFRONT INVESTMENTS, LLC

Name*	Position with RiverFront Investments LLC	Other Business Connections	Type of Business
Paul Michael Jones, CFA	Chairman, Chief Investment Officer	None	N/A
Rod Smyth	Chief Investment Strategist	Virginia Retirement System (VRS) – Chairman, Investment Advisory Committee	Financial Services
Doug Sandler, CFA	Chief Equity Officer	None	N/A
Peter J. Quinn, Jr	President & Chief Operating Officer	None	N/A

Karrie Southall, CIPM	Chief Compliance Officer and Director of Operations & Trading	None	N/A
Timothy Anderson, CFA	Chief Fixed Income Officer	None	N/A
Samuel Turner, CMT	Director of US Equity	None	N/A
Paul Louie	Director of US Equity	None	N/A
Adam Grossman, CFA	Director of Tactical Strategies	None	N/A
William Ryder, CFA, CMT	Director of Quantitative Strategy	None	N/A
Chris Konstantinos, CFA	Director of International Portfolio Management	None	N/A
Kevin Nicholson	Director of Portfolio Risk Strategy	None	N/A
Deva Meenakshisundaram, FRM	Director of Asset Allocation Research	None	N/A
*	The principal business address for each of the RiverFront representatives is: 1214 East Cary Street, Richmond, VA 23219.

RICH INVESTMENT SOLUTIONS, LLC

Name*	Position with Rich Investment Solutions, LLC	Other Business Connections	Type of Business
Kevin Rich	President and Chief Compliance Officer	None	Investment Advisory
Jeff Klearman	Chief Investment Officer	None	Investment Advisory
*	The principal business address for Rich Investment Solutions, LLC is 845 Third Avenue, 6th Floor, New York, NY 10022.

Item 32.                          Principal Underwriters.
ALPS Portfolio Solutions Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: ALPS Variable Investment Trust, Financial Investors Trust, and Select Sector SPDRs Trust.

(b) To the best of Registrant's knowledge, the directors and executive officers of ALPS Portfolio Solutions Distributor, Inc., are as follows:
Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	See Trustee and Officer Table in SAI
Jeremy O. May	Executive Vice President, Director	None
Thomas A. Carter	President, Director	None
Bradley J. Swenson	Senior Vice President	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Aisha J. Hunt	Senior Vice President, General Counsel and Assistant Secretary	None
Gregg Wm. Givens**	Vice President, Treasurer and Assistant Secretary	None
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Randall D. Young**	Secretary	None
Douglas W. Fleming**	Assistant Treasurer	None
Steven Price	Vice President, Chief Compliance Officer	None
Daniel Dolan	Senior Vice President	None
Liza Orr	Vice President, Senior Counsel	None
Jed Stahl	Vice President, Senior Counsel	None
Terence Digan	Vice President	None
Troy A. Duran	Senior Vice President, Chief Financial Officer	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Kevin Ireland	Senior Vice President	None
Mark Kiniry	Senior Vice President	None
Tison Cory	Vice President	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	Assistant Secretary
*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	The principal business address for Messrs. Givens, Young and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

(c)                 Not applicable.
Item 33.                          Location of Accounts and Records
All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the following offices: (1) ALPS Portfolio Solutions Distributor, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203; (2) ALPS Advisors, Inc. at 1290 Broadway, Suite 1100, Denver, Colorado 80203; (3) The Bank of New York Mellon, 101 Barclay Street, New York, New York 10286; (4) RiverFront Investments, LLC, 9011 Arboretum Parkway, Suite 110, Richmond, VA 23236; and (5) Rich Investment Solutions, LLC, 845 Third Avenue, 6th Floor, New York, NY 10022.
Item 34.                          Management Services
Not applicable.
Item 35.                          Undertakings.
Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 260 of its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on the 4th day of December, 2015.

ALPS ETF TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
Signatures	Title	Date

/s/ Mary K. Anstine	Trustee	December 4, 2015
Mary K. Anstine*

/s/ Jeremy W. Deems	Trustee	December 4, 2015
Jeremy W. Deems*

/s/ Rick A. Pederson	Trustee	December 4, 2015
Rick A. Pederson*

/s/ Thomas A. Carter	Trustee and President	December 4, 2015
Thomas A. Carter

/s/ Patrick D. Buchanan	Treasurer	December 4, 2015
Patrick D. Buchanan

*	Signature affixed by Abigail Murray pursuant to a power of attorney dated June 8, 2015.

EXHIBIT INDEX

Exhibits

(a)	(3)	Amended and Restated Declaration of Trust of Registrant dated September 14, 2015